                            [LOGO]  THE LEGENDS FUND, INC.










                                  SEMI-ANNUAL REPORT










                                  DECEMBER 31, 1996

                                The Legends Fund, Inc.

                            Semi-Annual Report (Unaudited)

                                  December 31, 1996




                                       Contents

President's Letter . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .1

Financial Statements, Financial Highlights, and Schedules of
  Investments:
    Renaissance Balanced Portfolio . . . . . . . . . . . . . . . . . . . . . .2
    Zweig Asset Allocation Portfolio . . . . . . . . . . . . . . . . . . . . 10
    Nicholas-Applegate Balanced Portfolio. . . . . . . . . . . . . . . . . . 27
    Harris Bretall Sullivan & Smith Equity Growth Portfolio. . . . . . . . . 39
    Dreman Value Portfolio . . . . . . . . . . . . . . . . . . . . . . . . . 48
    Zweig Equity (Small Cap) Portfolio . . . . . . . . . . . . . . . . . . . 61
    Pinnacle Fixed Income Portfolio. . . . . . . . . . . . . . . . . . . . . 90
    ARM Capital Advisors Money Market Portfolio. . . . . . . . . . . . . . . 99
    Morgan Stanley Asian Growth Portfolio. . . . . . . . . . . . . . . . . .105
    Morgan Stanley Worldwide High Income Portfolio . . . . . . . . . . . . .116
Notes to Financial Statements. . . . . . . . . . . . . . . . . . . . . . . .126












THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. NEITHER THE FUND NOR ARM SECURITIES CORPORATION, THE PRINCIPAL UNDERWRITER FOR FUND SHARES, IS A BANK AND FUND SHARES ARE NOT BACKED OR GUARANTEED BY ANY BANK OR INSURED BY THE FEDERAL DEPOSITORY INSURANCE CORPORATION.

This 1996 Semi-Annual Report highlights a fine period for The Legends Fund, Inc. (the "Fund"). We thank all of our current investors and wish to extend a special welcome to all new investors who have joined us during the period.

Total returns for each of the Fund's portfolios for the six months and for the year ended December 31, 1996 are listed below:

                                                       SIX MONTHS ENDED           YEAR ENDED
                                                      DECEMBER 31, 1996*      DECEMBER 31, 1996
                                                      -----------------------------------------
Renaissance Balanced                                        6.84%                   9.43%

Zweig Asset Allocation                                     10.03%                  14.83%

Nicholas-Applegate Balanced                                 7.50%                  15.45%

Harris Bretall Sullivan & Smith Equity Growth               7.50%                  13.95%

Dreman Value                                               15.04%                  24.51%

Zweig Equity (Small Cap)                                    9.91%                  18.54%

Pinnacle Fixed Income (managed by J.P. Morgan
  Investment Management)                                    4.42%                   1.84%

ARM Capital Advisors Money Market                           2.19%                   4.40%

Morgan Stanley Asian Growth                                (0.55)%                  5.58%

Morgan Stanley Worldwide High Income                       15.86%                  24.50%


*    Total returns are not annualized.

Included in this Semi-Annual Report is detailed information of the investment holdings of each portfolio as of December 31, 1996, as well as other financial information.

In general, 1996 was an overall strong year in the markets. The investment disciplines available within the Fund span a broad spectrum, providing you with the choices and flexibility to plan for the long-term. Be assured that the Fund is committed to assisting you in achieving your individual investment goals.

We appreciate your continued confidence. Should you have any questions or comments, we always welcome your inquiries.

Sincerely,


/s/ Edward J. Haines
Edward J. Haines
President
The Legends Fund, Inc.

                            Renaissance Balanced Portfolio

                         Statement of Assets and Liabilities

                            December 31, 1996 (Unaudited)


ASSETS
Investment in securities, at value (cost $24,913,423)
  -See accompanying schedule                                    $  27,185,745
Receivable for investment securities sold                             691,555
Dividends and interest receivable                                     156,591
                                                                -------------
TOTAL ASSETS                                                       28,033,891

LIABILITIES
Payable for investment securities purchased                           555,450
Accounts payable and accrued expenses                                  39,218
                                                                -------------
TOTAL LIABILITIES                                                     594,668
                                                                -------------

NET ASSETS                                                      $  27,439,223
                                                                -------------
                                                                -------------

Net Assets consist of:
  Paid-in capital                                               $  24,335,826
  Undistributed net investment income                                 441,089
  Accumulated undistributed net realized gain on investments          389,986
  Net unrealized appreciation on investment securities              2,272,322
                                                                -------------

NET ASSETS, for 2,316,469 shares outstanding                    $  27,439,223
                                                                -------------
                                                                -------------

NET ASSET VALUE, offering and redemption price per share        $       11.85
                                                                -------------
                                                                -------------


SEE ACCOMPANYING NOTES.

                            Renaissance Balanced Portfolio

                               Statement of Operations

                    Six Months Ended December 31, 1996 (Unaudited)


INVESTMENT INCOME
  Dividends                                                     $      79,947
  Interest                                                            502,316
                                                                -------------
  Total investment income                                             582,263

EXPENSES
  Investment advisory and management fees                              89,149
  Custody and accounting fees                                          37,031
  Professional fees                                                     8,691
  Directors' fees and expenses                                          3,034
  Other expenses                                                        3,269
                                                                -------------
     Total expenses                                                   141,174
                                                                -------------
Net investment income                                                 441,089

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investments                                    389,986
  Change in unrealized appreciation on investment securities        1,004,121
                                                                -------------
Net gain on investments                                             1,394,107
                                                                -------------

Net increase in net assets resulting from operations            $   1,835,196
                                                                -------------
                                                                -------------
SEE ACCOMPANYING NOTES.

                            Renaissance Balanced Portfolio

                          Statement of Changes in Net Assets


                                                    SIX MONTHS
                                                       ENDED
                                                   DECEMBER 31,    YEAR ENDED
                                                       1996         JUNE 30,
                                                    (UNAUDITED)       1996
                                                   ----------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income                            $    441,089  $    758,801
  Net realized gain on investments                      389,986     2,972,263
  Change in net unrealized appreciation               1,004,121      (423,724)
                                                   ----------------------------
     Net increase in net assets resulting
        from operations                               1,835,196     3,307,340

Distributions to shareholders from:
  Net investment income                                (758,801)     (914,654)
  Net realized gain                                  (2,673,112)            -
                                                   ----------------------------
     Total distributions to shareholders             (3,431,913)     (914,654)

Capital share transactions:
  Proceeds from sales of shares                       1,674,164     3,559,180
  Proceeds from reinvested distributions              3,431,913       914,654
  Cost of shares redeemed                            (3,173,490)   (6,795,362)
                                                   ----------------------------
     Net increase (decrease) in net assets
     resulting from share transactions                1,932,587    (2,321,528)
                                                   ----------------------------

Total increase in net assets                            335,870        71,158

NET ASSETS
Beginning of period                                  27,103,353    27,032,195
                                                   ----------------------------

End of period (including undistributed net
  investment income of $441,089 and
  $758,801, respectively)                          $ 27,439,223  $ 27,103,353
                                                   ----------------------------
                                                   ----------------------------

OTHER INFORMATION
Shares:
  Sold                                                  134,677       286,131
  Issued through reinvestment of distributions          291,594        74,583
  Redeemed                                             (249,402)     (548,725)
                                                   ----------------------------
     Net increase (decrease)                            176,869      (188,011)
                                                   ----------------------------
                                                   ----------------------------

SEE ACCOMPANYING NOTES.

                            Renaissance Balanced Portfolio

                                 Financial Highlights


                                                                                                DECEMBER 14,
                                             SIX MONTHS                                              1992
                                               ENDED                                            (COMMENCEMENT
                                             DECEMBER 31,           YEAR ENDED JUNE 30,          OF OPERATIONS)
                                                 1996      -----------------------------------  THROUGH JUNE  30,
                                             (UNAUDITED)     1996          1995         1994         1993
                                            --------------------------------------------------------------------
SELECTED PER-SHARE DATA
Net asset value, beginning of period         $   12.67    $   11.61    $   10.40    $   10.42    $   10.00
Income from investment operations:
  Net investment income                           0.21         0.36         0.42         0.20         0.13
  Net realized and unrealized gain
     (loss) on investments                        0.65         1.10         0.99        (0.11)        0.29
                                            --------------------------------------------------------------------
  Total from investment operations                0.86         1.46         1.41         0.09         0.42
Less distributions:
  From net investment income                     (0.37)       (0.40)        (.17)       (0.11)           -
  From net realized gain                         (1.31)           -         (.03)           -            -
                                            --------------------------------------------------------------------
     Total distributions                         (1.68)       (0.40)        (.20)       (0.11)           -
                                            --------------------------------------------------------------------

Net asset value, end of period               $   11.85    $   12.67    $   11.61    $   10.40    $   10.42
                                            --------------------------------------------------------------------
                                            --------------------------------------------------------------------
TOTAL RETURN (a)                                  6.84%       12.68%       13.71%        0.73%        7.70%

RATIOS AND SUPPLEMENTAL DATA (b)
Net assets, end of period (in thousands)     $  27,439    $  27,103    $  27,032    $  25,046     $  7,799
Ratio of expenses to average net
  assets (c)                                      1.03%        1.01%        0.96%        1.06%        1.24%
Ratio of net investment income to
  average net assets (c)                          3.22%        2.69%        3.53%        2.72%        2.36%
Portfolio turnover rate                             45%         107%          71%          85%          29%
Average commission paid per equity
  share traded                               $   .0600(d)


(a) Total returns for periods of less than one year are not annualized.

(b) Data expressed as a percentage are annualized as appropriate.

(c) The ratios of expenses and net investment income to average net assets before voluntary expense reimbursement were 2.95% and 0.65%, respectively, for the period December 14, 1992 (commencement of operations) through June 30, 1993.

(d) Disclosure required for fiscal years beginning after September 1, 1995.

                         Renaissance Balanced Portfolio

                       Schedule of Investments (Unaudited)

                                December 31, 1996


                                                                     NUMBER
                                                                     OF SHARES                VALUE
                                                                --------------------------------------
COMMON STOCKS (41.0%)

APPAREL & OTHER TEXTILE PRODUCTS (2.2%)
     Liz Claiborne, Inc.                                             15,300               $  590,961

BUSINESS SERVICES (3.4%)
     Computer Associates International, Inc.                          9,000                  447,750
     HBO & Company                                                    8,000                  475,000
                                                                                            ---------
                                                                                             922,750

CHEMICALS & ALLIED PRODUCTS (2.3%)
     Bristol-Meyers Squibb Company                                    5,700                  619,875

DEPOSITORY INSTITUTIONS (2.3%)
     First Chicago NBD Corporation                                   11,985                  644,194

ELECTRIC, GAS & SANITARY SERVICES (2.3%)
     Williams Companies, Inc.                                        16,950                  635,625

ELECTRONIC & OTHER ELECTRIC EQUIPMENT (1.9%)
     Atmel Corporation*                                              15,500                  515,375

FOOD & KINDRED PRODUCTS (2.0%)
     Ralston-Ralston Purina Group                                     7,500                  555,450

FORESTRY (1.9%)
     Georgia-Pacific Corporation                                      7,100                  511,200

FURNITURE & FIXTURES (2.5%)
     Leggett & Platt, Inc.                                           19,300                  668,263

                         Renaissance Balanced Portfolio


                                                                     NUMBER
                                                                     OF SHARES               VALUE
                                                                ----------------------------------------
COMMON STOCKS (CONTINUED)

HOTELS & OTHER LODGING PLACES (1.9%)
     Hilton Hotels Corporation                                       19,600             $    512,050

INDUSTRIAL MACHINERY & EQUIPMENT (3.8%)
     Gateway 2000, Inc.*                                              9,300                  498,131
     Ingersoll-Rand Company                                          11,800                  525,100
                                                                                        -------------
                                                                                           1,023,231
INSURANCE CARRIERS (4.6%)
     Lowes Corporation                                                7,000                  659,750
     Travelers Group, Inc.                                           12,966                  588,332
                                                                                        -------------
                                                                                           1,248,082
MISCELLANEOUS RETAIL (1.9%)
     Staples, Inc.*                                                  28,000                  505,750

PAPER & ALLIED PRODUCTS (2.1%)
     Mead Corporation                                                10,000                  581,250

PETROLEUM & COAL PRODUCTS (2.1%)
     Phillips Petroleum Company                                      13,300                  588,525

RUBBER & MISCELLANEOUS PLASTIC PRODUCTS (2.0%)
     Nike, Inc.                                                       9,200                  549,700

TRANSPORTATION BY AIR (1.8%)
     Northwest Airlines Corporation*                                 12,200                  477,325
                                                                                        -------------

TOTAL COMMON STOCKS (Cost $9,120,528 )                                                    11,149,606

                         Renaissance Balanced Portfolio



                                                                   PRINCIPAL
                                                                    AMOUNT                 VALUE
                                                               ---------------------------------------
LONG-TERM DEBT SECURITIES (50.2%)

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (15.3%)
     Federal National Mortgage Association, 6.41%,
      due 3/8/2006                                               $3,200,000               $3,137,984
     Federal National Mortgage Association, 7.04%,
      due 11/1/2006                                               1,000,000                1,015,000
                                                                                         -----------
                                                                                           4,152,984

U.S. GOVERNMENT OBLIGATIONS (34.9%)
     U.S. Treasury Note, 6.125%, due 12/31/2001                   2,690,000                2,679,913
     U.S. Treasury Note,  6.500%, due 5/15/2005                     700,000                  704,704
     U.S. Treasury Note, 6.875%, due 5/15/2006                    3,350,000                3,452,075
     U.S. Treasury Note, 7.000%, due 7/15/2006                      575,000                  597,373
     U.S. Treasury Note, 7.250%, due 5/15/2004                    1,700,000                1,788,723
     U.S. Treasury Note, 7.875%, due 11/15/2004                     245,000                  267,356
                                                                                         -----------
                                                                                           9,490,144
                                                                                         -----------


TOTAL LONG-TERM DEBT SECURITIES (Cost $13,399,884 )                                       13,643,128

 SHORT-TERM SECURITIES (8.8%)

U.S. GOVERNMENT OBLIGATIONS (8.7%)
     Federal Farm Credit Discount Note, 5.27%, due
      2/24/1997                                                   1,365,000                1,354,210
     Federal Home Loan Bank Discount Note, 8.95%,
      due 6/10/1997                                                 860,000                  999,851
                                                                                        -------------
                                                                                           2,354,061

                         Renaissance Balanced Portfolio



                                                                  PRINCIPAL
                                                                    AMOUNT                   VALUE
                                                                ------------------------------------
SHORT-TERM SECURITIES (CONTINUED)

REPURCHASE AGREEMENT (0.1%)
     State Street Bank, 4.00%, due 1/2/1997
       (Dated 12/31/1996, collateralized by U.S. Treasury
       Bill, due 6/26/1997, value $39,096)                      $    38,950              $    38,950
                                                                                        -------------

 TOTAL SHORT-TERM SECURITIES (Cost $2,393,011)                                             2,393,011
                                                                                        -------------

TOTAL INVESTMENTS (100.0%) (Cost $24,913,423)                                            $27,185,745
                                                                                        -------------
                                                                                        -------------

* Non-income producing

OTHER INFORMATION:
     Purchases and sales of securities excluding short-term securities, for the six months ended December 31, 1996, aggregated $11,699,303 and $10,054,582, respectively. Net unrealized appreciation for tax purposes aggregated $2,272,322, of which $2,565,601 related to appreciated investment securities and $293,279 related to depreciated investment securities. The aggregate cost of securities is the same for book and tax purposes.

SEE ACCOMPANYING NOTES.

                        Zweig Asset Allocation Portfolio

                       Statement of Assets and Liabilities

                          December 31, 1996 (Unaudited)


ASSETS
Investment in securities, at value (cost $35,671,783)
  -See accompanying schedule                                       $42,063,168
Cash                                                                   450,313
Dividends, interest and other receivables                              257,599
                                                                   -----------
TOTAL ASSETS                                                        42,771,080

LIABILITIES
Accounts payable and accrued expenses                                   61,118
                                                                   -----------
TOTAL LIABILITIES                                                       61,118
                                                                   -----------

NET ASSETS                                                         $42,709,962
                                                                   -----------
                                                                   -----------

Net Assets consist of:
  Paid-in capital                                                  $35,977,789
  Undistributed net investment income                                  259,507
  Accumulated undistributed net realized gain on investment
    securities and futures contracts                                   168,047
  Net unrealized appreciation on investment securities and
    futures contracts                                                6,304,619
                                                                   -----------

NET ASSETS, for 3,146,290 shares outstanding                       $42,709,962
                                                                   -----------
                                                                   -----------

NET ASSET VALUE, offering and redemption price per share           $     13.57
                                                                   -----------
                                                                   -----------

SEE ACCOMPANYING NOTES.

                        Zweig Asset Allocation Portfolio

                             Statement of Operations

                 Six Months Ended December 31, 1996 (Unaudited)


INVESTMENT INCOME
  Dividends                                                        $   415,178
  Interest                                                             102,466
                                                                   -----------
    Total investment income                                            517,644

EXPENSES
  Investment advisory and management fees                              182,524
  Custody and accounting fees                                           54,757
  Professional fees                                                      8,691
  Directors' fees and expenses                                           3,034
  Other expenses                                                         9,131
                                                                   -----------
    Total expenses                                                     258,137
                                                                   -----------
Net investment income                                                  259,507

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on:
    Investment securities                                            1,399,298
    Futures contracts                                               (1,149,822)
                                                                   -----------
      Net realized gain                                                249,476
  Change in unrealized appreciation (depreciation) on:
    Investment securities                                            3,410,494
    Futures contracts                                                   (5,338)
                                                                   -----------
      Change in unrealized appreciation                              3,405,156
                                                                   -----------
Net gain on investments                                              3,654,632
                                                                   -----------
Net increase in net assets resulting from operations               $ 3,914,139
                                                                   -----------

SEE ACCOMPANYING NOTES.

                        Zweig Asset Allocation Portfolio

                       Statement of Changes in Net Assets

                                                                    SIX MONTHS
                                                                       ENDED
                                                                    DECEMBER 31,        YEAR ENDED
                                                                        1996              JUNE 30,
                                                                    (UNAUDITED)            1996
                                                                   ---------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income                                              $  259,507         $  610,426
  Net realized gain on investments                                      249,476          4,692,015
  Change in net unrealized appreciation                               3,405,156         (1,281,343)
                                                                   ---------------------------------
     Net increase in net assets resulting from operations             3,914,139          4,021,098

Distributions to shareholders from:
  Net investment income                                                (610,426)          (946,985)
  Net realized gain                                                  (4,529,338)                 -
                                                                   ---------------------------------
Total distributions to shareholders                                  (5,139,764)          (946,985)

Capital share transactions:
  Proceeds from sales of shares                                       2,142,785          4,764,144
  Proceeds from reinvested distributions                              5,139,764            946,985
  Cost of shares redeemed                                            (3,568,860)        (5,299,505)
                                                                   ---------------------------------
     Net increase in net assets resulting from share
      transactions                                                    3,713,689            411,624
                                                                   ---------------------------------
Total increase in net assets                                          2,488,064          3,485,737

NET ASSETS
Beginning of period                                                  40,221,898         36,736,161
                                                                   ---------------------------------

End of period (including undistributed net investment
  income of $259,507 and $610,426, respectively)                  $  42,709,962      $  40,221,898
                                                                   ---------------------------------
                                                                   ---------------------------------
OTHER INFORMATION
Shares:
  Sold                                                                  155,001            345,159
  Issued through reinvestment of distributions                          396,247             71,107
  Redeemed                                                             (254,966)          (386,701)
                                                                   ---------------------------------
     Net increase                                                       296,282             29,565
                                                                   ---------------------------------
                                                                   ---------------------------------

SEE ACCOMPANYING NOTES.

                        Zweig Asset Allocation Portfolio

                              Financial Highlights


                                                                                                                    DECEMBER 14,
                                                         SIX MONTHS                                                     1992
                                                           ENDED                                                   (COMMENCEMENT
                                                         DECEMBER 31,              YEAR ENDED JUNE 30,              OF OPERATIONS)
                                                            1996       -----------------------------------------   THROUGH JUNE 30,
                                                        (UNAUDITED)        1996           1995           1994           1993
                                                        -----------------------------------------------------------------------
SELECTED PER-SHARE DATA
Net asset value, beginning of
   period                                               $   14.11       $  13.02       $  11.44       $  10.81        $ 10.00
Income from investment operations:
   Net investment income                                     0.09           0.21           0.33           0.10           0.08
   Net realized and unrealized gain
      on investments                                         1.24           1.21           1.33           0.58           0.73
                                                        -----------------------------------------------------------------------
   Total from investment operations                          1.33           1.42           1.66           0.68           0.81
Less distributions:
   From net investment income                               (0.22)         (0.33)         (0.08)         (0.05)             -
   From net realized gain                                   (1.65)             -              -              -              -
                                                        -----------------------------------------------------------------------
      Total distributions                                   (1.87)         (0.33)         (0.08)         (0.05)             -
                                                        -----------------------------------------------------------------------
Net asset value, end of period                          $   13.57       $  14.11       $  13.02       $  11.44       $  10.81
                                                        -----------------------------------------------------------------------
                                                        -----------------------------------------------------------------------
TOTAL RETURN (a)                                            10.03%         11.06%         14.57%          6.27%         14.86%

RATIOS AND SUPPLEMENTAL DATA (b)
Net assets, end of period (in
   thousands)                                           $  42,710      $  40,222      $  36,736      $  31,563       $  3,856
Ratio of expenses to average net
   assets (c)                                                1.27%          1.25%          1.20%          1.39%          1.51%
Ratio of net investment income to
   average net assets (c)                                    1.28%          1.55%          2.73%          1.67%          1.40%
Portfolio turnover rate                                        55%           105%            45%           101             12%
Average commission paid per
   equity share traded                                  $   .0286 (d


(a)  Total returns for periods of less than one year are not annualized.

(b)  Data expressed as a percentage are annualized as appropriate.

(c) The ratios of expenses and net investment income to average net assets before voluntary expense reimbursement were 4.87% and (1.17%), respectively, for the period December 14, 1992 (commencement of operations) through June 30, 1993.

(d)  Disclosure required for fiscal years beginning after September 1, 1995.

                        Zweig Asset Allocation Portfolio

                       Schedule of Investments (Unaudited)

                                December 31, 1996

                                                                  NUMBER
                                                                  OF SHARES                VALUE
                                                                ---------------------------------------
COMMON STOCKS (87.8%)

AGRICULTURAL PRODUCTION-CROPS (0.8%)
     RJR Nabisco Holdings Corporation                                10,400               $  353,600

 AMUSEMENT & RECREATION SERVICES (0.6%)
     King World Productions, Inc.                                     6,600                  243,375

 APPAREL & ACCESSORY STORES (1.3%)
     Ross Stores, Inc.                                               11,200                  558,600

 AUTO REPAIR, SERVICES & PARKING (0.5%)
     PHH Corporation                                                  5,100                  219,300

 BUSINESS SERVICES (0.8%)
     Comdisco, Inc.                                                  10,400                  330,200
     Radius, Inc.*                                                       45                       23
                                                                                         -----------
                                                                                             330,223
 CHEMICALS & ALLIED PRODUCTS (2.3%)
     Cytec Industries, Inc.*                                          6,600                  268,125
     Desc S.A. de C.V.                                               11,900                  261,800
     Icn Pharmaceuticals, Inc.                                        8,200                  160,925
     International Specialty Products, Inc.*                          8,100                   99,225
     Terra Industries, Inc.                                          11,700                  172,575
                                                                                         -----------
                                                                                             962,650

 COMMUNICATIONS (2.8%)
     British Telecommunications Plc                                   3,400                  233,325
     Philippine Long Distance Telephone Company                       3,500                  178,500

                                       14

                        Zweig Asset Allocation Portfolio


                                                                  NUMBER
                                                                  OF SHARES                VALUE
                                                                ------------------------------------
COMMON STOCKS (CONTINUED)

COMMUNICATIONS (2.8%) (CONTINUED)
     Tele Danmark                                                     6,800             $    185,300
     Telefonica De Espana                                             5,300                  367,025
     Telefonos De Mexico                                              7,000                  231,000
                                                                                        ------------
                                                                                           1,195,150
DEPOSITORY INSTITUTIONS (8.8%)
     Astoria Financial Corporation                                    3,500                  129,281
     Bankamerica Corporation                                          4,200                  418,949
     Bankunited Financial Corporation*                                5,200                   52,325
     Banponce Corporation                                             5,300                  178,213
     Cal Fed Bancorp, Inc.*                                          13,000                  318,499
     Charter One Financial, Inc.                                      5,040                  212,310
     Chase Manhattan Corporation                                          4                      357
     City National Corporation                                       19,700                  426,012
     Coast Savings Financial*                                         1,500                   54,938
     Golden West Financial Corporation                                1,700                  107,313
     Imperial Bancorp*                                               12,000                  288,000
     Nationsbank  Corporation                                         1,800                  175,950
     North Fork Bancorporation                                        5,600                  199,500
     Peoples Heritage Financial Group, Inc.                           7,900                  220,213
     RCSB Financial, Inc.                                             8,000                  231,000
     Republic New York Corporation                                    2,700                  220,388
     Riggs National Corporation                                      13,300                  230,256
     T R Financial Corporation                                        6,100                  217,313
                                                                                       -------------
                                                                                           3,680,817

 EATING & DRINKING PLACES (0.5%)
     Foodmaker, Inc.*                                                23,100                  205,013

                        Zweig Asset Allocation Portfolio



                                                                  NUMBER
                                                                  OF SHARES                VALUE
                                                                --------------------------------------
COMMON STOCKS (CONTINUED)

ELECTRIC GAS & SANITARY SERVICES (18.8%)
     Allegheny Power System, Inc.                                     5,400             $    164,025
     Baltimore Gas & Electric                                         6,500                  173,875
     Centerior Energy Corporation                                    16,800                  180,600
     Central Maine Power Company                                      4,500                   52,313
     CMS Energy Corporation                                          10,000                  336,249
     Columbia Gas System                                             10,500                  668,062
     Commonwealth Energy System Companies                             4,100                   96,350
     Eastern Enterprises                                              4,500                  159,188
     Edison International                                            17,200                  341,850
     Enersis S.A.                                                     4,600                  127,650
     Entergy Corporation                                             12,800                  355,200
     GPU, Inc.                                                       10,100                  339,613
     Huaneng Power International, Inc.                                7,800                  175,500
     Illinova Corporation                                            10,900                  299,750
     IPALCO Enterprises, Inc.                                        11,000                  299,750
     Korea Electric Power Corporation                                 1,400                   28,700
     Long Island Lighting Company                                    10,800                  238,950
     MidAmerican Energy Company                                      18,500                  293,688
     National Fuel Gas Company                                        4,800                  198,000
     New York State Electric & Gas                                    8,700                  188,138
     Noram Energy Corporation                                        15,700                  241,388
     Oklahoma Gas & Electric                                          2,800                  116,900
     P P & L Resources, Inc.                                          9,100                  209,300
     Pacific Gas & Electric                                           6,300                  132,300
     Peoples Energy Corporation                                       9,300                  315,038
     Pinnacle West Corporation                                       21,400                  679,449
     Portland General Corporation                                     4,900                  205,800

                        Zweig Asset Allocation Portfolio



                                                                  NUMBER
                                                                  OF SHARES                VALUE
                                                                ----------------------------------------
COMMON STOCKS (CONTINUED)

ELECTRIC GAS & SANITARY SERVICES (18.8%) (CONTINUED)
     Public Service Enterprises Group                                 7,100             $    193,475
     Texas Utilities Company                                          7,000                  285,250
     United Illuminating Company                                      4,500                  141,188
     Utilicorp United, Inc.                                          10,300                  278,100
     Washington Gas Light Company                                    10,300                  233,037
     Washington Water Power Company                                   1,900                   35,387
     Westcoast Energy, Inc.                                           9,300                  155,775
                                                                                        ------------
                                                                                           7,939,838

 ELECTRONIC & OTHER ELECTRIC EQUIPMENT (1.2%)
     Electro Scientific Industries, Inc.*                             4,100                  107,368
     Hadco Corporation*                                               8,200                  400,263
                                                                                       -------------
                                                                                             507,631

 FOOD & KINDRED PRODUCTS (0.2%)
     Adolph Coors Company                                             3,400                   65,024

 FOOD STORES (0.4%)
     Great Atlantic & Pacific Tea Company                             5,400                  172,124

 FORESTRY (0.3%)
     Rayonier, Inc.                                                   3,600                  138,150

 FURNITURE & FIXTURES (0.4%)
     Johnson Controls, Inc.                                           1,900                  157,463


                        Zweig Asset Allocation Portfolio




                                                                  NUMBER
                                                                  OF SHARES                VALUE
                                                                ----------------------------------------
COMMON STOCKS (CONTINUED)

GENERAL BUILDING CONTRACTORS (0.5%)
     Centex Corporation                                               3,300               $  124,163
     U.S. Home Corporation*                                           3,600                   93,600
                                                                                           ---------
                                                                                             217,763

 GENERAL MERCHANDISE STORES (3.2%)
     Carson Pirie Scott & Company*                                    1,000                   25,250
     Dayton-Hudson Corporation                                        6,600                  259,050
     Federated Department Stores                                      6,800                  232,050
     Fred Meyer, Inc.                                                 4,600                  163,300
     Mercantile Stores Company, Inc.                                  3,200                  158,000
     Shopko Stores, Inc.                                              2,800                   42,000
     Waban, Inc.*                                                     7,600                  197,600
     Woolworth Corporation                                           12,700                  277,813
                                                                                        ------------
                                                                                           1,355,063

 HEALTH SERVICES (0.4%)
     Sun Healthcare Group, Inc.                                       7,300                   98,550
     Universal Health Services*                                       2,000                   57,250
                                                                                        ------------
                                                                                             155,800

 HOLDING & OTHER INVESTMENT OFFICES (0.6%)
     General Growth Properties                                        2,800                   90,300
     Thornburg Mortgage Asset Corporation                             6,800                  145,350
                                                                                         -----------
                                                                                             235,650

                                       18

                        Zweig Asset Allocation Portfolio



                                                                  NUMBER
                                                                  OF SHARES                VALUE
                                                                ----------------------------------------
 COMMON STOCKS (CONTINUED)

INDUSTRIAL MACHINERY & EQUIPMENT (4.9%)
     Camco International, Inc.                                        2,000             $     92,250
     Caterpillar, Inc.                                                1,900                  142,975
     Data General Corporation*                                       11,100                  160,950
     Harris Corporation                                               4,100                  281,363
     Innovex, Inc.                                                   24,400                  660,324
     Kaydon Corporation                                               3,000                  141,375
     Storage Technolgy Corporation                                    7,300                  347,663
     Tecumseh Products Company                                          800                   45,900
     Timken Company                                                   2,500                  114,688
     Toro Company                                                     1,700                   62,050
                                                                                          ----------
                                                                                           2,049,538

 INSTRUMENTS & RELATED PRODUCTS (0.4%)
     Measurex Corporation                                             6,700                  160,799

 INSURANCE AGENTS, BROKERS & SERVICE (0.0%)
     Willis Corroon Group Plc                                         1,600                   18,400

 INSURANCE CARRIERS (6.7%)
     Allmerica Financial Corporation                                  2,200                   73,700
     Ambac, Inc.                                                      4,600                  305,325
     American Bankers Insurance Group, Inc.                           4,900                  249,900
     Capital Re Corporation                                             600                   27,975
     Delphi Financial Group, Inc.*                                    6,960                  205,320
     Equitable Companies, Inc.                                       12,300                  302,888
     Equitable of Iowa Companies                                      1,600                   73,400
     Fremont General Corporation                                      7,100                  220,100

                        Zweig Asset Allocation Portfolio



                                                                  NUMBER
                                                                  OF SHARES                VALUE
                                                                -------------------------------------------
COMMON STOCKS (CONTINUED)

INSURANCE CARRIERS (6.7%) (CONTINUED)
     Loews Corporation                                                5,900              $   556,075
     Old Republic International Corporation                           5,100                  136,425
     Pioneer Financial Services, Inc.                                   600                   15,000
     Presidential Life Corporation                                    6,700                   81,238
     Providian Corporation                                            4,000                  205,500
     Reliance Group Holdings, Inc.                                   23,000                  209,874
     Reliastar Financial Corporation                                    900                   51,975
     Twentieth Century Industries                                     1,400                   23,625
     USLife Corporation                                               1,900                   63,175
                                                                                          ----------
                                                                                           2,801,495

 METAL MINING (0.5%)
     Free State Consolidated Gold Mines, Ltd.                        14,400                  103,500
     Kloof Gold Mining Company, Ltd.                                 15,100                  119,384
                                                                                          ----------
                                                                                             222,884

 NONDEPOSITORY INSTITUTIONS (0.8%)
     Countrywide Credit Industries, Inc.                              7,600                  217,550
     Olympic Financial, Ltd.                                          8,800                  126,500
                                                                                          ----------
                                                                                             344,050

 OIL & GAS EXTRACTION (5.4%)
     Amerada Hess Corporation                                         2,800                  162,050
     Benton Oil & Gas Company                                        11,400                  255,075


                        Zweig Asset Allocation Portfolio



                                                                  NUMBER
                                                                  OF SHARES                VALUE
                                                                -------------------------------------
COMMON STOCKS (CONTINUED)

OIL & GAS EXTRACTION (5.4%) (CONTINUED)
     BJ Services Company Warrants                                       340              $     9,138
     Enserch Exploration, Inc.                                        4,400                   51,700
     Helmerich & Payne, Inc.                                          7,500                  390,937
     Kerr-McGee Corporation                                           3,400                  244,800
     Oryx Energy Company                                             11,800                  292,050
     Parker & Parsley Petroleum Company                               3,300                  121,275
     Santa Fe Energy Resources, Inc.                                  9,600                  133,200
     Tuboscope Vetco International Corporation                       10,100                  155,919
     USX-Marathon Group, Inc.                                         7,600                  181,450
     YPE Sociedad Anonima                                            10,500                  265,125
                                                                                       -------------
                                                                                           2,262,719

 PAPER & ALLIED PRODUCTS (0.9%)
     Mead Corporation                                                 3,100                  180,188
     Westvaco Corporation                                             6,400                  184,000
                                                                                       -------------
                                                                                             364,188

 PETROLEUM & COAL PRODUCTS (3.2%)
     Coastal Corporation                                              9,100                  444,763
     Elf Aquitaine                                                    5,700                  257,925
     Phillips Petroleum Company                                       3,300                  146,025
     Tesoro Petroleum Corporation*                                    5,800                   81,200
     Texaco, Inc.                                                     2,000                  196,250
     Unocal Corporation                                               5,600                  227,500
                                                                                      --------------
                                                                                           1,353,663

                        Zweig Asset Allocation Portfolio



                                                                  NUMBER
                                                                  OF SHARES                VALUE
                                                                 -------------------------------------
COMMON STOCKS (CONTINUED)

PRIMARY METAL INDUSTRIES (2.0%)
     AK Steel Holding Corporation                                     3,600               $  142,650
     Alumax, Inc.*                                                    5,000                  166,875
     British Steel Plc                                                9,000                  247,500
     Mueller Industries, Inc.*                                          800                   30,800
     Pohang Iron & Steel, Ltd.                                        6,900                  139,725
     Quanex Corporation                                               3,600                   98,550
                                                                                       -------------
                                                                                             826,100

 RAILROAD TRANSPORTATION (1.3%)
     Canadian Pacific, Ltd.                                          12,900                  341,850
     CSX Corporation                                                  4,500                  190,125
                                                                                       -------------
                                                                                             531,975


 SECURITY & COMMODITY BROKERS (6.3%)
     A.G. Edwards, Inc.                                               6,000                  201,750
     Alex Brown, Inc.                                                 5,800                  420,500
     Bear Stearns Companies, Inc.                                    12,215                  340,493
     BHC Financial, Inc.                                              8,100                  129,094
     Donaldson Lufkin & Jenrette, Inc.                                  900                   32,400
     Lehman Brothers Holdings                                        14,000                  439,249
     Merrill Lynch & Company                                          4,300                  350,450
     Paine Webber Group, Inc.                                        10,100                  284,063
     Quick & Reilly Group, Inc.                                       5,000                  149,375
     Salomon, Inc.                                                    7,400                  348,725
                                                                                       -------------
                                                                                           2,696,099

                        Zweig Asset Allocation Portfolio



                                                                  NUMBER
                                                                  OF SHARES                VALUE
                                                                -------------------------------------
COMMON STOCKS (CONTINUED)

STONE, CLAY, & GLASS PRODUCTS (0.9%)
     LaFarge Corporation                                                800               $   16,100
     Lone Star Industries                                             3,300                  121,687
     Owens - Illinois, Inc.*                                          5,200                  118,300
     USG Corporation                                                  3,500                  118,563
                                                                                           ---------
                                                                                             374,650

 TEXTILE MILL PRODUCTS (0.2%)
     Mohawk Industries, Inc.                                          3,500                   77,875

 TRANSPORTATION BY AIR (3.8%)
     AMR Corporation*                                                 3,400                  299,625
     Alaska Airgroup, Inc.*                                           9,100                  191,100
     British Airways Plc                                              1,700                  174,675
     KLM Royal Dutch Air                                              5,939                  165,550
     UAL Corporation                                                  6,100                  381,250
     USAir Group, Inc.*                                              16,100                  376,337
                                                                                          ----------
                                                                                           1,588,537

TRANSPORTATION EQUIPMENT (3.7%)
     Chrysler Corporation                                             8,502                  280,566
     Ford Motor Company                                               5,500                  175,313
     General Motors Corporation                                       5,400                  301,049
     JLG Industries                                                  10,900                  174,400
     Paccar, Inc.                                                     4,700                  319,600
     Trinity Industries                                               8,000                  300,000
     Volvo AB                                                           600                   13,088
                                                                                         ------------
                                                                                           1,564,016

                        Zweig Asset Allocation Portfolio



                                                                    NUMBER
                                                                   OF SHARES
                                                                 OR PRINCIPAL
                                                                     AMOUNT                VALUE
                                                               ------------------------------------------
COMMON STOCKS (CONTINUED)

WATER TRANSPORTATION (0.04%)
     Alexander & Baldwin, Inc.                                          600                  $14,888

WHOLESALE TRADE-NONDURABLE GOODS (2.4%)
     Arcadian Corporation                                             2,300                   60,950
     Caraustar Industies, Inc.                                       10,000                  331,250
     Pennzoil Company                                                 3,900                  220,350
     Schuller Corporation                                            20,600                  218,875
     Universal Corporation                                            5,200                  167,050
                                                                                        ------------
                                                                                             998,475
                                                                                        ------------

TOTAL COMMON STOCKS (Cost $30,552,200)                                                    36,943,585

SHORT-TERM SECURITIES (12.2%)

U.S. GOVERNMENT AGENCY (4.1%)
     Federal National Mortgage Assoc. Discount Note,
      5.25%, due 2/3/1997                                        $1,750,000                1,741,578

 U.S. GOVERNMENT AGENCY- COLLATERALIZED MORTGAGE
     OBLIGATIONS (6.0%)
      Fed. Home Loan Mort. Corp., 5.28%, due 1/14/1997            2,500,000                2,495,234

 U.S. GOVERNMENT OBLIGATIONS (1.4%)
     U.S. Treasury Bills, 4.94%, due 1/16/1997                       50,000                   49,897


                        Zweig Asset Allocation Portfolio



                                                                  PRINCIPAL
                                                                  AMOUNT                   VALUE
                                                                -------------------------------------
SHORT-TERM SECURITIES (CONTINUED)

U.S. GOVERNMENT OBLIGATIONS (1.4%) (CONTINUED)
     U.S. Treasury Bills, 4.975%, due 1/16/1997                  $  300,000             $    299,378
     U.S. Treasury Bills, 4.98%, due 1/16/1997                      250,000                  249,481
                                                                                        ------------
                                                                                             598,756
REPURCHASE AGREEMENT (0.7%)
     State Street Bank, 4.00%, due 1/2/1997
       (Dated 12/31/1996, collateralized by U.S. Treasury
      Bond, 7.125%, due 2/15/2023, value $292,275)                  284,015                  284,015
                                                                                        ------------

TOTAL SHORT-TERM SECURITIES (Cost $5,119,583)                                              5,119,583
                                                                                       -------------
TOTAL INVESTMENTS (100.0%) (Cost $35,671,783)                                          $  42,063,168
                                                                                       -------------
                                                                                       -------------

                        Zweig Asset Allocation Portfolio



FUTURES CONTRACTS
                                                                  CONTRACT
                                           EXPIRATION            AMOUNT AT                UNREALIZED
                                              DATE                 VALUE                     LOSS
                                           ---------------------------------------------------------

33 Mid-Cap S&P 500
   Futures Contracts-Short **                3/21/97           $  4,233,900             $   (24,316)
20 S&P 500
   Futures Contracts-Short **                3/21/97              7,445,000                 (62,450)
                                                               -------------------------------------
                                                              $  11,678,900             $   (86,766)
                                                               -------------------------------------
                                                               -------------------------------------

 *   Non-income producing

** These futures contracts are collateralized by a U.S. Treasury Bill at $300,000 par value, due 1/16/97, a U.S. Treasury Bill at $250,000 par value, due 1/16/97 and a U.S. Treasury Bill at $50,000 par value, due 1/16/97.


OTHER INFORMATION:
     Purchases and sales of securities excluding short-term securities, for the six months ended December 31, 1996, aggregated $20,126,393 and $23,305,253, respectively. Net unrealized appreciation for tax purposes aggregated $6,391,345, of which $6,892,350 related to appreciated investment securities and $501,005 related to depreciated investment securities.
     The aggregate cost of securities is $35,671,822 for tax purposes.

SEE ACCOMPANYING NOTES.

                        Nicholas-Applegate Balanced Portfolio

                         Statement of Assets and Liabilities

                            December 31, 1996 (Unaudited)


ASSETS
Investment in securities, at value (cost $44,838,208)
 -See accompanying schedule                                     $  51,583,536
Receivable for investment securities sold                             308,100
Dividends, interest and other receivables                             329,356
                                                                ---------------
TOTAL ASSETS                                                       52,220,992


LIABILITIES
Cash overdraft                                                        162,609
Payable for investment securities purchased                         1,014,694
Accounts payable and accrued expenses                                  61,472
                                                                ---------------
TOTAL LIABILITIES                                                   1,238,775
                                                                ---------------

NET ASSETS                                                      $  50,982,217
                                                                ---------------
                                                                ---------------

Net Assets consist of:
 Paid-in capital                                                $  42,612,048
 Undistributed net investment income                                  379,827
 Accumulated undistributed net realized gain on investments         1,245,014
 Net unrealized appreciation on investment securities               6,745,328
                                                                ---------------

NET ASSETS, for 3,611,630 shares outstanding                    $  50,982,217
                                                                ---------------
                                                                ---------------

NET ASSET VALUE, offering and redemption price per share        $       14.12
                                                                ---------------
                                                                ---------------


SEE ACCOMPANYING NOTES.

                        Nicholas-Applegate Balanced Portfolio

                               Statement of Operations

                    Six Months Ended December 31, 1996 (Unaudited)


INVESTMENT INCOME
 Dividends                                                      $      72,801
 Interest                                                             551,417
                                                                ---------------
   Total investment income                                            624,218

EXPENSES
 Investment advisory and management fees                              160,863
 Custody and accounting fees                                           66,820
 Professional fees                                                      8,691
 Directors' fees and expenses                                           3,034
 Other expenses                                                         4,983
                                                                ---------------
   Total expenses                                                     244,391
                                                                ---------------
Net investment income                                                 379,827

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
 Net realized gain on investments                                   1,245,014
 Change in unrealized appreciation on investment securities         1,750,503
                                                                ---------------
Net gain on investments                                             2,995,517
                                                                ---------------

Net increase in net assets resulting from operations            $   3,375,344
                                                                ---------------
                                                                ---------------

SEE ACCOMPANYING NOTES.

                        Nicholas-Applegate Balanced Portfolio

                          Statement of Changes in Net Assets


                                                    SIX MONTHS
                                                       ENDED        YEAR ENDED
                                                 DECEMBER 31, 1996    JUNE 30,
                                                    (UNAUDITED)         1996
                                                 ------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income                              $  379,827     $  924,428
 Net realized gain on investments                    1,245,014      6,092,935
 Change in net unrealized appreciation               1,750,503     (1,004,611)
                                                 ------------------------------
   Net increase in net assets resulting
     from operations                                 3,375,344      6,012,752

Distributions to shareholders from:
 Net investment income                                (924,428)      (935,896)
 Net realized gain                                  (4,473,680)             -
                                                 ------------------------------
   Total distributions to shareholders              (5,398,108)      (935,896)

Capital share transactions:
 Proceeds from sales of shares                       3,993,879      5,298,577
 Proceeds from reinvested distributions              5,398,108        935,896
 Cost of shares redeemed                            (5,849,783)    (7,629,163)
                                                 ------------------------------
   Net increase (decrease) in net assets
     resulting from share transactions               3,542,204     (1,394,690)
                                                 ------------------------------

Total increase in net assets                         1,519,440      3,682,166

NET ASSETS
Beginning of period                                 49,462,777     45,780,611
                                                 ------------------------------

End of period (including undistributed net
 investment income of $379,827 and
   $924,428, respectively)                       $  50,982,217  $  49,462,777
                                                 ------------------------------
                                                 ------------------------------

OTHER INFORMATION
Shares:
 Sold                                                  267,847        380,150
 Issued through reinvestment of distributions          380,650         68,284
 Redeemed                                             (410,881)      (550,111)
                                                 ------------------------------
   Net increase (decrease)                             237,616       (101,677)
                                                 ------------------------------
                                                 ------------------------------


SEE ACCOMPANYING NOTES.

                        Nicholas-Applegate Balanced Portfolio

                                 Financial Highlights



                                                                                                 DECEMBER 3,
                                             SIX MONTHS                                             1992
                                                ENDED                                          (COMMENCEMENT
                                             DECEMBER 31,          YEAR ENDED JUNE 30,          OF OPERATIONS)
                                                1996       ----------------------------------  THROUGH JUNE  30,
                                             (UNAUDITED)      1996         1995         1994         1993
                                            ----------------------------------------------------------------
SELECTED PER-SHARE DATA
Net asset value, beginning of period
                                             $  14.66     $  13.17     $  11.27     $  11.50     $  10.00
Income from investment operations:
  Net investment income                          0.11         0.27         0.27         0.09         0.11
  Net realized and unrealized gain
   (loss) on investments                         0.99         1.49         1.74        (0.29)        1.39
                                            ----------------------------------------------------------------
  Total from investment operations               1.10         1.76         2.01        (0.20)        1.50
Less distributions:
  From net investment income                    (0.28)       (0.27)       (0.11)       (0.03)        -
  From net realized gains                       (1.36)        -            -            -            -
                                            ----------------------------------------------------------------
    Total distributions                         (1.64)       (0.27)       (0.11)       (0.03)        -
                                            ----------------------------------------------------------------

Net asset value, end of period               $  14.12     $  14.66     $  13.17     $  11.27     $  11.50
                                            ----------------------------------------------------------------
                                            ----------------------------------------------------------------


TOTAL RETURN (a)                                 7.50%       13.53%       17.92%       (1.70%)      26.07%

RATIOS AND SUPPLEMENTAL DATA (b)
Net Assets, end of period (in thousands)     $ 50,982     $ 49,463     $ 45,781     $ 39,358     $  5,567
Ratio of expenses to average net assets (c)       .99%        0.98%        0.94%        1.03%        1.25%
Ratio of net investment income to
  average net assets (c)                         1.53%        1.92%        2.20%        1.69%        1.70%
Portfolio turnover rate                            51%         127%         108%          56%          21%
Average commission paid per
  equity share traded                        $  .0600 (d)



(a) Total returns for periods less than one year are not annualized.

(b) Data expressed as a percentage are annualized as appropriate.

(c) The ratios of expenses and net investment income to average net assets before voluntary expense reimbursement were 3.87% and (0.72%), respectively, for the period December 3, 1992 (commencement of operations) through June 30, 1993.

(d) Disclosure required for fiscal years beginning after September 1, 1995.

                        Nicholas-Applegate Balanced Portfolio

                         Schedule of Investments (Unaudited)

                                  December 31, 1996

                                                         NUMBER
                                                        OF SHARES       VALUE
                                                       ------------------------

COMMON STOCKS (62.0%)

AMUSEMENT & RECREATION SERVICES (0.2%)
  Speedway Motorsports, Inc.                                5,200   $  109,200

APPAREL & ACCESSORY STORES (1.3%)
  Gap, Inc.                                                 7,400      222,925
  Ross Stores, Inc.                                         9,200      458,850
                                                                    ----------
                                                                       681,775

APPAREL & OTHER TEXTILE PRODUCTS (1.2%)
  Jones Apparel Group, Inc.                                10,200      381,225
  Liz Claiborne, Inc.                                       6,300      243,338
                                                                    ----------
                                                                       624,563

BUSINESS SERVICES (12.2%)
  3Com Corporation                                          4,400      322,574
  Affiliated Computer Services, Inc.                        3,700      108,687
  BMC Software, Inc.*                                      11,600      482,124
  Cadence Design Systems, Inc.                             11,550      459,113
  Catalina Marketing Corporation                            6,300      347,288
  Computer Associates International, Inc.                   8,640      429,840
  Compuware Corporation                                     7,900      395,988
  Equifax                                                  10,700      327,688
  Gartner Group, Inc.*                                      7,200      280,350
  HBO & Company                                             7,400      439,375
  Mcafee Associated, Inc.*                                 13,950      611,184
  Oracle Corporation                                        3,300      137,569
  Parametric Technology Company*                            6,700      344,631
  Peoplesoft*                                              12,000      575,250
  PMT Services, Inc.                                        5,800      101,138

                        Nicholas-Applegate Balanced Portfolio

                                                        NUMBER
                                                       OF SHARES       VALUE
                                                       ------------------------

COMMON STOCKS (CONTINUED)

BUSINESS SERVICES (12.2%) (CONTINUED)
  Rational Software Corporation*                           11,400   $  451,012
  Sun Microsystems, Inc.*                                   4,200      107,888
  Total System Services, Inc.                              12,700      341,313
                                                                    ----------
                                                                     6,263,012

CHEMICALS & ALLIED PRODUCTS (3.0%)
  Cytec Industries, Inc.                                    8,400      341,250
  Dura Pharmaceuticals, Inc.                               11,500      549,124
  Jones Medical Industries, Inc.                            8,850      322,472
  Medeva Plc                                               18,500      312,188
                                                                    ----------
                                                                     1,525,034

COMMUNICATIONS (0.1%)
  LCI International, Inc.*                                  2,600       55,900

DEPOSITORY INSTITUTIONS (1.4%)
  Magna Group, Inc.                                        11,600      342,200
  MBNA Corporation                                          3,500      145,250
  TCF Financial Corporation                                 1,600       69,600
  Zions Bancorporation                                      1,800      186,750
                                                                    ----------
                                                                       743,800

EATING & DRINKING PLACES (0.7%)
  Papa John's International, Inc.                          10,500      356,344

ELECTRICAL & OTHER ELECTRONIC EQUIPMENT (4.8%)
  Ascend Communications, Inc.                               8,800      546,700

                        Nicholas-Applegate Balanced Portfolio

                                                         NUMBER
                                                        OF SHARES       VALUE
                                                       ------------------------

COMMON STOCKS (CONTINUED)

ELECTRICAL & OTHER ELECTRONIC EQUIPMENT (4.8%)(CONTINUED)
  Cascade Communications Corporation                        9,400   $  519,350
  DSP Communications, Inc.                                  7,600      146,775
  Intel Corporation                                         3,300      432,094
  PairGain Technologies, Inc.*                             18,600      566,137
  Tellabs, Inc.                                             7,600      286,425
                                                                    ----------
                                                                     2,497,481

ELECTRIC GAS & SANITARY SERVICES (0.9%)
  Sonat, Inc.                                               6,400      329,600
  USA Waste Services, Inc.*                                 4,900      156,188
                                                                    ----------
                                                                       485,788

ENGINEERING & MANAGEMENT SERVICES (1.8%)
  Corrections Corporation of America*                       9,900      303,188
  Paychex, Inc.                                             6,200      318,912
  Quintiles Transnational Corporation*                      4,300      283,263
                                                                    ----------
                                                                       905,363

FOOD & KINDRED PRODUCTS (0.7%)
  Interstate Bakeries Corporation                           7,600      373,350

FOOD STORES (1.0%)
  Vons Companies, Inc.*                                     8,400      502,950

FURNITURE & FIXTURES (1.0%)
  Herman Miller, Inc.                                       9,400      530,513

                        Nicholas-Applegate Balanced Portfolio

                                                         NUMBER
                                                        OF SHARES       VALUE
                                                       ------------------------

COMMON STOCKS (CONTINUED)

FURNITURE & HOMEFURNISHINGS STORES (0.7%)
  CompUSA, Inc.*                                           17,000   $  350,625

GENERAL MERCHANDISE STORES (1.4%)
  TJX Companies, Inc.                                       8,900      421,637
  Woolworth Corporation                                    14,500      317,188
                                                                    ----------
                                                                       738,825

HEALTH SERVICES (0.2%)
  Health Management Associates, Inc.                        3,800       85,500

HOLDING & OTHER INVESTMENT OFFICES (0.6%)
  Conseco, Inc.                                             4,800      306,000

HOTELS & OTHER LODGING PLACES (1.8%)
  HFS, Inc.*                                                7,200      430,200
  Hilton Hotels Corporation*                                8,800      229,900
  Marriott International, Inc.                              2,200      121,550
  MGM Grand, Inc.                                           4,100      142,988
                                                                    ----------
                                                                       924,638

INDUSTRIAL MACHINERY & EQUIPMENT (8.0%)
  Cisco Systems, Inc.*                                      9,000      573,188
  Compaq Computer Corporation                               4,500      334,125
  Comverse Technology, Inc.                                 7,900      298,719
  Dell Computer Corporation                                 9,800      521,238
  Gateway 2000, Inc.                                        7,100      380,294
  Kaydon Corporation                                        6,200      292,175

                        Nicholas-Applegate Balanced Portfolio

                                                        NUMBER
                                                       OF SHARES       VALUE
                                                       ------------------------

COMMON STOCKS (CONTINUED)

INDUSTRIAL MACHINERY & EQUIPMENT (8.0%) (CONTINUED)
  Smith International, Inc.                                 9,300    $ 417,337
  Storage Technology Corporation                            8,000      381,000
  U.S. Filter Corporation                                  10,100      320,675
  Western Digital Corporation*                             10,800      614,249
                                                                     ----------
                                                                     1,733,261

INSTRUMENTS & RELATED PRODUCTS (1.4%)
  Guidant Corporation                                       5,600      319,200
  Sci Systems, Inc.*                                        9,400      420,650
                                                                     ----------
                                                                       739,850

INSURANCE CARRIERS (2.9%)
  Loews Corporation                                         3,600      339,300
  Oxford Health Plans*                                      6,700      392,368
  Providian Corporation                                     6,900      354,488
  Travelers Group, Inc.                                     8,666      393,220
                                                                    ----------
                                                                     1,479,376

METAL MINING (0.4%)
  Getchell Gold Corporation*                                5,300      203,388

MISCELLANOUS MANUFACTURING INDUSTRIES (0.7%)
  Callaway Golf Company                                    11,800      339,250

MISCELLANEOUS RETAIL (2.0%)
  Amway Asia Pacific, Ltd.                                  9,300      394,088
  Bed Bath & Beyond, Inc.*                                  1,900       46,194

                        Nicholas-Applegate Balanced Portfolio

                                                        NUMBER
                                                       OF SHARES       VALUE
                                                       ------------------------

COMMON STOCKS (CONTINUED)

MISCELLANEOUS RETAIL (2.0%) (CONTINUED)
  Borders Group, Inc.                                       6,400   $  229,599
  Tech Data Corporation                                    12,500      342,188
                                                                    ----------
                                                                     1,012,069

NONDEPOSITORY INSTITUTITIONS (0.9%)
  Green Tree Financial Corporation                          9,800      378,525
  The Money Store, Inc.                                     3,900      108,225
                                                                    ----------
                                                                      486,750

OIL & GAS EXTRACTION (5.3%)
  Global Marine, Inc.                                      17,900      369,188
  Marine Drilling Companies, Inc.                          17,800      350,437
  Nuevo Energy Company                                      6,600      343,200
  Parker & Parsley Petroleum Company                        8,600      316,050
  Reading & Bates Corporation*                             24,700      654,550
  Rowan Companies, Inc.                                    14,300      323,538
  United Meridian Corporation                               7,200      372,600
                                                                     ----------
                                                                     2,729,563

PETROLEUM & COAL PRODUCTS (0.7%)
  Phillips Petroleum Company                                7,800      345,150

RAILROAD TRANSPORTATION (0.6%)
  Canadian Pacific, Ltd.                                   12,300      325,949

                        Nicholas-Applegate Balanced Portfolio

                                                         NUMBER
                                                       OF SHARES
                                                      OR PRINCIPAL
                                                        AMOUNT        VALUE
                                                     ------------------------

COMMON STOCKS (CONTINUED)

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS (1.6%)
  Fila Holding SpA                                       3,600      $  209,250
  Nike, Inc.                                             5,400         322,650
  Premark International, Inc.                           13,700         304,825
                                                                    ----------
                                                                       836,725

SECURITY & COMMODITY BROKERS (0.3%)
  Paine Webber Group, Inc.                                4,800        135,000

TRANSPORTATION EQUIPMENT (0.6%)
  Chrysler Corporation                                    9,800        323,398

WHOLESALE TRADE - DURABLE GOODS (0.7%)
  Sybron International Corporation                       11,000        363,000

WHOLESALE TRADE - NONDURABLE GOODS (0.9%)
  Herbalife International, Inc.                          13,900        452,618
                                                                    ----------

TOTAL COMMON STOCKS (Cost $25,346,959)                               2,110,741

LONG-TERM DEBT SECURITIES (33.7%)

U.S. GOVERNMENT OBLIGATIONS (33.7%)
  U.S. Treasury Bond, 7.50%, due 5/15/2002          $ 3,910,000      4,134,199
  U.S. Treasury Bond, 8.25%,  due 7/15/1998           4,120,000      4,266,754
  U.S. Treasury Note, 6.25%, due 2/15/2003            1,890,000      1,887,638
  U.S. Treasury Note, 7.00%, due 7/15/2006            1,850,000      1,921,984

                        Nicholas-Applegate Balanced Portfolio

                                                       PRINCIPAL
                                                         AMOUNT        VALUE
                                                     ------------------------

LONG-TERM DEBT SECURITIES (CONTINUED)

U.S. GOVERNMENT OBLIGATIONS (33.7%) (CONTINUED)
  U.S. Treasury Note, 7.250%, due 5/15/2004         $ 1,800,000  $ 1,893,942
  U.S. Treasury Strips, 0.00%, due 5/15/2006**        3,000,000    3,283,560
                                                                 -----------
                                                                  17,388,077
                                                                 -----------

TOTAL LONG-TERM DEBT SECURITIES (Cost $17,261,537)                17,388,077

SHORT-TERM SECURITIES (4.3%)

REPURCHASE AGREEMENT (4.3%)
  State Street Bank, 4.00%, due 1/2/1997
  (Dated 12/31/1996, collateralized by U.S. Treasury
  Bond, 7.125%, due 2/15/2023, value $2,278,663)      2,229,712    2,229,712
                                                                ------------

TOTAL SHORT-TERM SECURITIES (Cost $2,229,712)                      2,229,712
                                                                ------------

TOTAL INVESTMENTS (100.0%) (Cost $44,838,208)                   $ 51,583,536
                                                                ------------
                                                                ------------

 *  Non-income producing
**  Prestripped zero-coupon bond; direct obligation of the U.S. Treasury.

OTHER INFORMATION:
Purchases and sales of securities excluding short-term securities, for the six months ended December 31, 1996, aggregated $24,162,582 and $25,465,226, respectively. Net unrealized appreciation for tax purposes aggregated $6,745,328, of which $7,234,605 related to appreciated investment securities and $489,277 related to depreciated investment securities. The aggregate cost of securities is the same for book and tax purposes.

SEE ACCOMPANYING NOTES.

               Harris Bretall Sullivan & Smith Equity Growth Portfolio

                         Statement of Assets and Liabilities

                            December 31, 1996 (Unaudited)


ASSETS
Investment in securities, at value (cost $18,548,063)
  -See accompanying schedule                                   $  24,205,010
Dividends and interest receivable                                     25,378
                                                                --------------
TOTAL ASSETS                                                      24,230,388

LIABILITIES
Cash overdraft                                                       158,024
Accounts payable and accrued expenses                                 34,805
                                                                --------------
TOTAL LIABILITIES                                                    192,829
                                                                --------------

NET ASSETS                                                     $  24,037,559
                                                                --------------
                                                                --------------

Net Assets consist of:
Undistributed net investment income                            $      21,047
Accumulated undistributed net realized gain on investments           333,969
Net unrealized appreciation on investment securities               5,656,947
Paid-in capital                                                   18,025,596
                                                                --------------

NET ASSETS, for 1,660,826 shares outstanding                   $  24,037,559
                                                                --------------
                                                                --------------

NET ASSET VALUE, offering and redemption price per share       $       14.47
                                                                --------------
                                                                --------------

SEE ACCOMPANYING NOTES.

               Harris Bretall Sullivan & Smith Equity Growth Portfolio

                               Statement of Operations

                    Six Months Ended December 31, 1996 (Unaudited)


INVESTMENT INCOME
  Dividends                                                    $     124,943
  Interest                                                            17,881
                                                                --------------
    Total investment income                                          142,824

EXPENSES
  Investment advisory and management fees                             75,816
  Custody and accounting fees                                         31,493
  Professional fees                                                    8,691
  Directors' fees and expenses                                         3,034
  Other expenses                                                       2,743
                                                                --------------
    Total expenses                                                   121,777
                                                                --------------
Net investment income                                                 21,047

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investments                                   333,969
  Change in unrealized appreciation on investment securities       1,207,389
                                                                --------------
Net gain on investments                                            1,541,358
                                                                --------------

Net increase in net assets resulting from operations            $  1,562,405
                                                                --------------
                                                                --------------

SEE ACCOMPANYING NOTES.

               Harris Bretall Sullivan & Smith Equity Growth Portfolio

                          Statement of Changes in Net Assets

                                                                 SIX MONTHS
                                                                    ENDED              YEAR
                                                                 DECEMBER 31,          ENDED
                                                                    1996             JUNE 30,
                                                                 (UNAUDITED)           1996
                                                               ---------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income                                         $      21,047     $       5,649
  Net realized gain on investments                                   333,969         1,737,610
  Change in net unrealized appreciation                            1,207,389           778,867
                                                               ---------------------------------
    Net increase  in net assets resulting from operations          1,562,405         2,522,126

Distributions to shareholders from:
  Net investment income                                               (5,649)          (17,603)
  Net realized gain                                               (1,737,610)         (152,435)
                                                               ---------------------------------
  Total distributions to shareholders                             (1,743,259)         (170,038)

Capital share transactions:
  Proceeds from sales of shares                                    4,154,525        10,057,765
  Proceeds from reinvested distributions                           1,743,259           170,038
  Cost of shares redeemed                                         (5,489,780)       (5,162,758)
                                                               ---------------------------------
    Net increase in net assets resulting from share
      Transactions                                                   408,004         5,065,045
                                                               ---------------------------------

Total increase in net assets                                         227,150         7,417,133

NET ASSETS
Beginning of period                                               23,810,409        16,393,276
                                                               ---------------------------------

End of period (including undistributed net investment
  income of $21,047 and $5,649, respectively)                  $  24,037,559     $  23,810,409
                                                               ---------------------------------
                                                               ---------------------------------

OTHER INFORMATION
Shares:
  Sold                                                               283,681           726,912
  Issued through reinvestment of distributions                       119,672            12,192
  Redeemed                                                          (385,764)         (371,133)
                                                               ---------------------------------
    Net increase                                                      17,589           367,971
                                                               ---------------------------------
                                                               ---------------------------------

SEE ACCOMPANYING NOTES.

               Harris Bretall Sullivan & Smith Equity Growth Portfolio

                                 Financial Highlights



                                                                                                      DECEMBER 8,
                                              SIX                                                        1992
                                        MONTHS ENDED                                                 (COMMENCEMENT
                                        DECEMBER 31,               YEAR ENDED JUNE 30,              OF OPERATIONS)
                                            1996             -----------------------------------------  THROUGH
                                          (UNAUDITED)       1996          1995           1994       JUNE 30, 1993
                                         -------------------------------------------------------------------------
SELECTED PER-SHARE DATA
Net asset value, beginning of period     $  14.49       $  12.85        $  9.36        $  9.71       $  10.00
Income from investment operations:
  Net investment income (loss)               0.01              - (a)       0.01          (0.02)(b)          -
  Net realized and unrealized gain
     (loss) on investments                   1.08           1.74           3.48          (0.33)         (0.29)
                                         -------------------------------------------------------------------------
  Total from investment operations           1.09           1.74           3.49          (0.35)         (0.29)
Less distributions:
  From net investment income                    - (a)      (0.01)             -              -              -
  From net realized gain                    (1.11)         (0.09)             -              -              -
                                         -------------------------------------------------------------------------
  Total distributions                       (1.11)         (0.10)             -              -              -
                                         -------------------------------------------------------------------------
Net asset value, end of period           $  14.47       $  14.49       $  12.85        $  9.36        $  9.71
                                         -------------------------------------------------------------------------
                                         -------------------------------------------------------------------------
TOTAL RETURN (c)                            7.50%         13.59%         37.29%         (3.60%)        (5.16%)

RATIOS AND SUPPLEMENTAL DATA (d)
Net assets, end of period (in thousands)$  24,038      $  23,810      $  16,393      $  10,693       $  5,143
Ratio of expenses to average net
  assets (e)                                1.04%          1.04%          1.05%          1.29%          1.34%
Ratio of net investment income
  (loss) to average net assets (e)          0.18%          0.03%          0.13%         (0.17%)        (0.06%)
Portfolio turnover rate                       18%            58%            31%            38%             6%
Average commission paid per equity
  share traded                        $  .0580 (f)


(a) Less than $0.01 per share.

(b) Net investment loss per share has been calculated using the weighted monthly average number of shares outstanding.

(c) Total returns for periods of less than one year are not annualized.

(d) Data expressed as a percentage are annualized as appropriate.

(e) The ratios of expenses and net investment income to average net assets before voluntary expense reimbursement were 3.52% and (1.94%), respectively, for the period ended December 8, 1992 (commencement of operations) through June 30, 1993.

(f) Disclosure required for fiscal years beginning after September 1, 1995.

               Harris Bretall Sullivan & Smith Equity Growth Portfolio

                         Schedule of Investments (Unaudited)

                                  December 31, 1996

                                                         NUMBER
                                                       OF SHARES       VALUE
                                                      --------------------------
 COMMON STOCKS (99.0%)

 BUILDING MATERIALS & GARDEN SUPPLIES (1.8%)
  Home Depot, Inc.                                         8,500    $   426,063

 BUSINESS SERVICES (17.5%)
  Adobe Systems, Inc.                                      9,700        363,144
  Autodesk, Inc.                                          17,000        478,125
  Automatic Data Processing                               11,500        493,063
  Electronic Arts*                                        13,800        413,138
  Electronic Data Systems Corporation                      8,100        350,325
  First Data Corporation                                  12,400        452,600
  Informix Corporation                                     6,800        138,975
  Interpublic Group of Companies, Inc.                    10,000        475,000
  Microsoft Corporation*                                   7,800        644,962
  Oracle Corporation*                                     10,550        439,802
                                                                    -----------
                                                                      4,249,134

 CHEMICALS & ALLIED PRODUCTS (14.9%)
  Abbott Laboratories                                     10,000        507,500
  American Home Products Corporation                       7,500        439,687
  Amgen, Inc.*                                             8,700        473,606
  Colgate-Palmolive Company                                5,900        544,275
  Du Pont (E.I.) De Nemours                                5,900        556,813
  Merck & Company, Inc.                                    7,500        594,375
  Pfizer Inc.                                              6,000        497,250
                                                                    -----------
                                                                      3,613,506

               Harris Bretall Sullivan & Smith Equity Growth Portfolio

                                                         NUMBER
                                                       OF SHARES       VALUE
                                                      --------------------------


 COMMON STOCKS (CONTINUED)

 DEPOSITORY INSTITUTIONS (8.7%)
  Bankamerica Corporation                                  6,000    $   598,500
  Citicorp                                                 4,500        463,500
  Norwest Corporation                                     12,000        522,000
  Wells Fargo & Company                                    1,933        521,427
                                                                    -----------
                                                                      2,105,427


 ELECTRONIC & OTHER ELECTRIC EQUIPMENT (10.0%)
  General Electric Company                                 6,000        593,250
  Intel Corporation                                        6,500        851,093
  Linear Technology Corporation                            8,500        372,938
  Lucent Technologies, Inc.                               13,000        601,250
                                                                    -----------
                                                                      2,418,531

 ENGINEERING & MANAGEMENT SERVICES (1.9%)
  Fluor Corporation                                        7,500        470,625

 FABRICATED METAL PRODUCTS (2.5%)
  Illinois Tool Works, Inc.                                7,500        599,063

 FOOD AND KINDRED PRODUCTS (4.2%)
  General Mills, Inc.                                      8,500        538,688
  Pepsico, Inc.                                           16,000        468,000
                                                                    -----------
                                                                      1,006,688


 FURNITURE & HOMEFURNISHINGS STORES (1.7%)
  Circuit City Stores, Inc.                               14,000        421,750

               Harris Bretall Sullivan & Smith Equity Growth Portfolio

                                                         NUMBER
                                                       OF SHARES       VALUE
                                                      --------------------------

 COMMON STOCKS (CONTINUED)

 GENERAL MERCHANDISE STORES (1.9%)
  Wal-Mart Stores, Inc.                                   19,600    $   448,350


 HOTELS & OTHER LODGING PLACES (2.0%)
  Circus Circus Enterprises*                              14,000        481,250


 INDUSTRIAL MACHINERY AND EQUIPMENT (6.0%)
  Applied Materials, Inc.*                                10,500        377,344
  Cisco Systems, Inc.*                                     9,000        573,187
  Hewlett-Packard Company                                 10,000        502,500
                                                                    -----------
                                                                      1,453,031


 INSURANCE CARRIERS (4.4%)
  American International Group                             5,150        557,488
  United Healthcare Corporation                           11,500        517,500
                                                                    -----------
                                                                      1,074,988

 MISCELLANEOUS MANUFACTURING INDUSTRIES (4.3%)
  Mattel, Inc.                                            17,500        485,625
  Tyco International, Ltd.                                10,500        555,188
                                                                    -----------
                                                                      1,040,813

 MOTION PICTURES (2.2%)
  Walt Disney Company                                      7,800        543,075

 OIL AND GAS EXTRACTION (2.3%)
  Schlumberger, Ltd.                                       5,600        559,300

               Harris Bretall Sullivan & Smith Equity Growth Portfolio

                                                         NUMBER
                                                       OF SHARES       VALUE
                                                      --------------------------

 COMMON STOCKS (CONTINUED)

 PRIMARY METAL INDUSTRIES (2.0%)
  Nucor Corporation                                        9,500    $   484,499

 RAILROAD TRANSPORTATION (2.2%)
  Union Pacific Corporation                                8,700        523,087

 SECURITY AND COMMODITY BROKERS (2.5%)
  Charles Schwab Corporation                              19,000        608,000

 WHOLESALE TRADE - DURABLE GOODS (2.1%)
  Johnson & Johnson                                       10,000        497,500

 WHOLESALE TRADE - NONDURABLE GOODS (3.9%)
  Gillette Company                                         7,000        544,250
  Sysco Corporation                                       12,000        391,500
                                                                    -----------
                                                                        935,750
                                                                    -----------

 TOTAL COMMON STOCK (Cost $18,303,483)                               23,960,430

               Harris Bretall Sullivan & Smith Equity Growth Portfolio

                                                       PRINCIPAL
                                                        AMOUNT         VALUE
                                                      --------------------------

 SHORT-TERM SECURITIES (1.0%)

REPURCHASE AGREEMENT (1.0%)
  State Street Bank, 4.00%, due 1/2/1997
    (Dated 12/31/1996, collateralized by U.S.
    Treasury Bond, 7.125%, due 2/15/2023, value
    $254,388)                                        $   244,580    $   244,580
                                                                    -----------

 TOTAL SHORT-TERM SECURITIES (Cost $244,580)                            244,580
                                                                    -----------

 TOTAL INVESTMENTS (100.0%) (Cost $18,548,063)                      $24,205,010
                                                                    -----------
                                                                    -----------

 *  Non-income producing

OTHER INFORMATION:
  Purchases and sales of securities excluding short-term securities, for the six months ended December 31, 1996, aggregated $4,023,986 and $5,027,650, respectively. Net unrealized appreciation for tax purposes aggregated $5,656,947, of which $6,007,338 related to appreciated investment securities and $350,391 related to depreciated investment securities. The aggregate cost of securities is the same for book and tax purposes.

SEE ACCOMPANYING NOTES.

                                Dreman Value Portfolio

                         Statement of Assets and Liabilities

                            December 31, 1996 (Unaudited)


ASSETS
Investment in securities, at value (cost $21,100,214)
 -See accompanying schedule                                     $ 26,553,375
Dividends, interest and other receivables                             37,681
                                                                 ------------
TOTAL ASSETS                                                      26,591,056

LIABILITIES
Cash overdraft                                                       117,902
Payable for investment securities purchased                          555,375
Accounts payable and accrued expenses                                 35,991
                                                                 ------------
TOTAL LIABILITIES                                                    709,268
                                                                 ------------

NET ASSETS                                                      $ 25,881,788
                                                                 ------------
                                                                 ------------

Net Assets consist of:
 Paid-in capital                                                $ 18,393,770
 Undistributed net investment income                                 136,732
 Accumulated undistributed net realized gain on investments        1,898,125
 Net unrealized appreciation on investment securities              5,453,161
                                                                 ------------

NET ASSETS, for 1,459,121 shares outstanding                     $ 25,881,788
                                                                 ------------
                                                                 ------------

NET ASSET VALUE, offering and redemption price per share            $  17.74
                                                                 ------------
                                                                 ------------

SEE ACCOMPANYING NOTES.

                                Dreman Value Portfolio

                               Statement of Operations

                    Six Months Ended December 31, 1996 (Unaudited)


INVESTMENT INCOME
 Dividends                                                      $    235,998
 Interest                                                             22,033
                                                                 ------------
   Total investment income                                           258,031

EXPENSES
 Investment advisory and management fees                              73,663
 Custody and accounting fees                                          30,598
 Professional fees                                                     8,691
 Directors' fees and expenses                                          3,034
 Foreign tax expense                                                   1,309
 Other expenses                                                        4,004
                                                                 ------------
   Total expenses                                                    121,299
                                                                 ------------
Net investment income                                                136,732

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
 Net realized gain on investments                                  1,898,125
 Change in unrealized appreciation on investment securities        1,195,091
                                                                 ------------
Net gain on investments                                            3,093,216
                                                                 ------------

Net increase in net assets resulting from operations            $  3,229,948
                                                                 ------------
                                                                 ------------

SEE ACCOMPANYING NOTES.

                                Dreman Value Portfolio

                          Statement of Changes in Net Assets


                                                    SIX MONTHS
                                                       ENDED          YEAR
                                                    DECEMBER 31,      ENDED
                                                       1996          JUNE 30,
                                                    (UNAUDITED)       1996
                                                  ----------------------------

INCREASE (DECREASE) IN NET ASSETS
 Operations:
 Net investment income                              $  136,732     $  252,188
 Net realized gain on investments                    1,898,125        862,820
 Change in net unrealized appreciation               1,195,091      2,857,141
                                                  ----------------------------
   Net increase in net assets resulting
    from operations                                  3,229,948      3,972,149

Distributions to shareholders from:
 Net investment income                                (252,188)      (190,236)
 Net realized gain                                    (862,820)      (110,864)
                                                  ----------------------------
   Total distributions to shareholders              (1,115,008)      (301,100)

Capital share transactions:
 Proceeds from sales of shares                       5,895,682      7,569,421
 Proceeds from reinvested distributions              1,115,008        301,100
 Cost of shares redeemed                            (2,948,552)    (2,713,770)
                                                  ----------------------------
   Net increase in net assets resulting
    from share transactions                          4,062,138      5,156,751
                                                  ----------------------------

Total increase in net assets                         6,177,078      8,827,800

NET ASSETS
Beginning of period                                 19,704,710     10,876,910
                                                  ----------------------------

End of period (including undistributed net
 investment income of $136,732 and
 $252,188, respectively)                         $  25,881,788  $  19,704,710
                                                  ----------------------------
                                                  ----------------------------

OTHER INFORMATION
Shares:
 Sold                                                  349,006        517,405
 Issued through reinvestment of distributions           64,391         21,840
 Redeemed                                             (172,602)      (184,651)
                                                  ----------------------------
   Net increase                                        240,795        354,594
                                                  ----------------------------
                                                  ----------------------------

SEE ACCOMPANYING NOTES.

                                Dreman Value Portfolio

                                 Financial Highlights


                                                                                         DECEMBER 14,
                                             SIX                                            1992
                                         MONTHS ENDED                                  (COMMENCEMENT
                                         DECEMBER 31,        YEAR ENDED JUNE 30,        OF OPERATIONS)
                                            1996      ---------------------------------    THROUGH
                                         (UNAUDITED)     1996        1995        1994   JUNE 30, 1993
                                         ------------------------------------------------------------
SELECTED PER-SHARE DATA
Net asset value, beginning of period     $  16.17    $  12.59    $  10.66    $  10.45    $  10.00
Income from investment operations:
  Net investment income                      0.08        0.18        0.26        0.12        0.11
  Net realized and unrealized gain on
   investments                               2.33        3.70        1.85        0.17        0.34
                                         ----------------------------------------------------------
  Total from investment operations           2.41        3.88        2.11        0.29        0.45
Less distributions:
  From net investment income                (0.19)      (0.19)      (0.14)      (0.08)          -
  From net realized gain                    (0.65)      (0.11)      (0.04)          -           -
                                         ----------------------------------------------------------
    Total distributions                     (0.84)      (0.30)      (0.18)      (0.08)          -
                                         ----------------------------------------------------------

Net asset value, end of period           $  17.74    $  16.17    $  12.59    $  10.66    $  10.45
                                         ----------------------------------------------------------
                                         ----------------------------------------------------------

TOTAL RETURN (a)                            15.04%      31.22%      19.98%       2.80%       8.25%

RATIOS AND SUPPLEMENTAL DATA (b)
Net assets, end of period (in thousands)$  25,882   $  19,705   $  10,877    $  8,952    $  1,671
Ratio of expenses to average net assets      1.07%       1.06%       1.13%       1.40%       1.24%
Ratio of net investment income to
  average net assets                         1.21%       1.65%       1.98%       1.98%       2.00%
Ratio of expenses to average net
  assets before voluntary expense
   reimbursement                             1.07%       1.07%       1.13%       1.61        8.43
Ratio of net investment income to
  average net assets before voluntary
   expense reimbursement                     1.21%       1.64%       1.98%       1.76       (1.49%)
Portfolio turnover rate                        28%         18%         29%          9%          5%
Average commission paid per equity
  share traded                            $  .0525 (c)



(a) Total returns for periods less than one year are not annualized.

(b) Data expressed as a percentage are annualized as appropriate.

(c) Disclosure required for fiscal years beginning after September 1, 1995.

                               Dreman Value Portfolio

                         Schedule of Investments (Unaudited)

                                  December 31, 1996

                                                        NUMBER
                                                       OF SHARES          VALUE
                                                      --------------------------
COMMON STOCKS (91.0%)

APPAREL & ACCESSORY STORES (1.1%)
 Cato Corporation                                          3,400   $    17,425
 J. Baker, Inc.                                            7,300        38,781
 Payless Shoesource, Inc.*                                 6,560       246,000
                                                                   ------------
                                                                       302,206

APPAREL & OTHER TEXTILE PRODUCTS (2.8%)
 Haggar Corporation                                        4,300        69,069
 Liz Claiborne, Inc.                                       3,400       131,325
 VF Corporation                                            8,200       553,500
                                                                   ------------
                                                                       753,894

AUTO REPAIR, SERVICES & PARKING (1.4%)
 PHH Corporation                                           8,600       369,800

BUSINESS SERVICES (0.9%)
 Insurance Auto Auctions, Inc.*                            6,000        57,000
 Pitney Bowes, Inc.                                        3,400       185,300
                                                                   ------------
                                                                       242,300

CHEMICALS & ALLIED PRODUCTS (2.6%)
 Bristol-Meyers Squibb Company                             1,000       108,750
 Glaxo Holdings                                            8,200       260,349
 Jean Philippe Fragrances*                                 8,500        54,188
 Pharmacia & Upjohn, Inc.                                  4,265       169,001
 Rexene Corporation                                        6,800        92,650
                                                                   ------------
                                                                       684,938

                               Dreman Value Portfolio

                                                        NUMBER
                                                       OF SHARES         VALUE
                                                     ---------------------------
COMMON STOCKS (CONTINUED)

COMMUNICATIONS (2.2%)
 Atlantic Tele-Network, Inc.*                              6,500   $    99,938
 GTE Corporation                                          10,600       482,300
                                                                   ------------
                                                                       582,238

DEPOSITORY INSTITUTIONS (18.7%)
 Ahmanson (H.F.) & Company                                10,000       325,000
 Bankamerica Corporation                                   4,000       399,000
 Bankers Trust New York Corporation                        5,300       457,124
 Citicorp                                                  3,000       309,000
 Compass Bancshares, Inc.                                  2,500        99,844
 Cullen/Frost Bankers, Inc.                                1,600        53,000
 First Chicago NBD Corporation                             8,326       447,523
 First Commerce Corporation                                1,800        69,750
 First Financial Corporation                               2,250        55,125
 First Union Corporation                                   3,800       281,200
 Fleet Financial Group, Inc.                               1,700        84,788
 Great Western Financial Corporation                      11,000       319,000
 J.P.  Morgan & Company                                    3,500       341,687
 Keycorp                                                   6,000       303,000
 Liberty Bancorp, Inc.                                     1,400        69,825
 Long Island Bancorp, Inc.                                 3,000       105,000
 Nationsbank  Corporation                                  2,500       244,375
 PNC Bank Corporation                                     16,510       621,188
 Roosevelt Financial Group, Inc.                           3,700        77,238
 TR Financial Corporation                                  2,300        81,938
 Wells Fargo & Company                                       900       242,775
                                                                   ------------
                                                                     4,987,380

                               Dreman Value Portfolio

                                                        NUMBER
                                                       OF SHARES       VALUE
                                                     ---------------------------

COMMON STOCKS (CONTINUED)

ELECTRIC GAS & SANITARY SERVICES (3.5%)
 Columbia Gas System                                       6,600   $   419,925
 Enron Global Power & Pipelines LLC                        1,700        45,900
 KCS Energy, Inc.                                          4,300       153,725
 Southern Company                                         13,400       303,175
                                                                   ------------
                                                                       922,725

ELECTRONIC & OTHER ELECTRIC EQUIPMENT (7.1%)
 Burr-Brown Corporation*                                   2,000        51,500
 Exar Corporation*                                         5,500        86,625
 General Electric Company                                  7,400       731,675
 Pacific Scientific Company                                3,000        33,750
 Phillips Electronics                                     13,000       520,000
 Read-Rite Corporation*                                    4,100       103,013
 Scientific-Atlanta, Inc.                                  2,900        43,500
 Texas Instruments, Inc.                                   5,100       325,125
                                                                   ------------
                                                                     1,895,188

ENGINEERING & MANAGEMENT SERVICES (1.0%)
 Blount International, Inc.                                6,700       257,112

FOOD & KINDRED PRODUCTS (1.2%)
 Nestle SA                                                 6,000       320,625

FOOD STORES (0.4%)
 Giant Food, Inc.                                          3,000       103,500

                               Dreman Value Portfolio

                                                        NUMBER
                                                       OF SHARES       VALUE
                                                     ---------------------------

COMMON STOCKS (CONTINUED)

FORESTRY (0.7%)
 Georgia-Pacific Corporation                               2,700   $   194,400

GENERAL BUILDING CONTRACTORS (0.3%)
 Del E. Webb Corporation                                   5,300        86,787

GENERAL MERCHANDISE STORES (3.3%)
 Dayton-Hudson Corporation                                18,000       706,500
 May Department Stores Company                             3,500       163,625
                                                                   ------------
                                                                       870,125
HEALTH SERVICES (2.8%)
 Tenet Health Care*                                       33,400       730,624

HOTELS & OTHER LODGING PLACES (0.6%)
 Hilton Hotels Corporation                                 5,700       148,912

INDUSTRIAL MACHINERY & EQUIPMENT (2.2%)
 Apple Computer                                            5,300       110,306
 Diamond Multimedia Systems*                               2,300        26,881
 Fedders Corporation                                       6,000        37,500
 Global Industrial Technologies, Inc.                      6,300       139,387
 Proxima Corporation*                                      4,900        62,475
 Stewart & Stevenson                                       3,700       107,763
 Walbro Corporation                                        2,900        53,288
 Western Digital Corporation*                                600        34,125
                                                                   ------------
                                                                       571,725

                                Dreman Value Portfolio

                                                        NUMBER
                                                       OF SHARES       VALUE
                                                     ---------------------------

COMMON STOCKS (CONTINUED)

INSTRUMENTS & RELATED PRODUCTS (5.3%)
 Allegiance Corporation                                      300    $    8,288
 Bard (C.R.), Inc.                                         9,100       254,800
 Baxter International, Inc.                                1,500        61,500
 Becton Dickinson & Company                                5,000       216,875
 Electroglas, Inc.*                                        4,400        70,400
 Raytheon Company                                          4,000       192,500
 Tech-Sym Corporation*                                     2,900        86,275
 Watts Industries, Inc.                                    1,300        31,038
 Xerox Corporation                                         9,300       489,412
                                                                   ------------
                                                                     1,411,088

INSURANCE CARRIERS (4.3%)
 Aetna, Inc.                                               3,751       300,079
 American General Corporation                              6,800       277,950
 American International Group                              2,250       243,563
 Arbatax International, Inc.*                              3,650        24,809
 Guaranty National Corporation                             1,091        18,274
 Integon Corporation                                       3,800        67,450
 Lawyers Title Corporation                                 5,100       100,088
 Travelers Group, Inc.                                     2,400       108,900
                                                                   ------------
                                                                     1,141,113

LUMBER & WOOD PRODUCTS (0.9%)
 Louisiana-Pacific Corporation                            10,800       228,150

                               Dreman Value Portfolio

                                                        NUMBER
                                                       OF SHARES       VALUE
                                                     ---------------------------

COMMON STOCKS (CONTINUED)

MISCELLANEOUS RETAIL (0.2%)
 Sports & Recreation, Inc.*                                6,400   $    49,599

NONDEPOSITORY INSTITUTIONS (7.5%)
 Federal Home Loan Mortgage Corporation                    3,100       341,387
 Federal National Mortgage Association                    21,800       812,050
 First Financial Caribbean Corporation                     3,700       104,063
 Imperial Credit Industries*                               8,800       184,800
 Student Loan Marketing Association                        6,000       558,750
                                                                   ------------
                                                                     2,001,050

NONMETALLIC MINERALS, EXCEPT FUELS (0.2%)
 Amcol International Corporation                           3,500        54,688

OIL & GAS EXTRACTION (1.3%)
 Atlantic Richfield Company                                1,500       198,750
 Giant Industries, Inc.                                    5,200        72,800
 Seitel, Inc.*                                             2,000        80,000
                                                                   ------------
                                                                       351,550

PAPER & ALLIED PRODUCTS (1.0%)
 Mercer International, Inc.*                               7,300        73,913
 Union Camp Corporation                                    4,100       195,775
                                                                   ------------
                                                                       269,688

                               Dreman Value Portfolio

                                                        NUMBER
                                                       OF SHARES        VALUE
                                                     ---------------------------

COMMON STOCKS (CONTINUED)

PETROLEUM & COAL PRODUCTS (2.5%)
 Amoco Corporation                                         3,500   $   281,750
 Chevron Corporation                                       4,000       260,000
 Tesoro Petroleum Corporation*                             7,900       110,600
                                                                   ------------
                                                                       652,350

PRIMARY METAL INDUSTRIES (1.1%)
 AK Steel Holding Corporation                              2,100        83,213
 Mueller Industries, Inc.*                                 2,900       111,650
 Quanex Corporation                                        4,000       109,500
                                                                   ------------
                                                                       304,363

RAILROAD TRANSPORTATION (0.6%)
 Burlington Northern Santa Fe                              1,900       164,113

STONE, CLAY, AND GLASS PRODUCTS (0.4%)
 Hanson Plc                                               10,000        67,500
 Intermet Corporation                                      3,200        51,000
                                                                   ------------
                                                                       118,500

TEXTILE MILL PRODUCTS (2.7%)
 Fruit of the Loom, Inc.*                                 19,000       719,624

TOBACCO PRODUCTS (4.9%)
 Phillip Morris Company, Inc.                             10,200     1,148,775
 UST, Inc.                                                 4,400       142,450
                                                                   ------------
                                                                     1,291,225

                               Dreman Value Portfolio

                                                         NUMBER
                                                       OF SHARES       VALUE
                                                     ---------------------------

COMMON STOCKS (CONTINUED)

TRANSPORTATION BY AIR (2.0%)
 Airborne Freight Corporation                              3,200   $    74,800
 Federal Express Corporation*                             10,200       453,900
                                                                   ------------
                                                                       528,700

TRANSPORTATION EQUIPMENT (3.0%)
 Fleetwood Enterprises                                     4,000       110,000
 Ford Motor Company                                       19,900       634,313
 Simpson Industries                                        4,600        50,600
                                                                   ------------
                                                                       794,913

WHOLESALE TRADE - DURABLE GOODS (0.3%)
 Heilig-Meyers Company                                     4,400        71,500
                                                                   ------------

TOTAL COMMON STOCKS (Cost $18,731,745)                               1,395,113


PREFERRED STOCKS (0.2%)

INSURANCE CARRIERS
 Aetna Inc.                                                  584        46,355
                                                                   ------------

TOTAL PREFERRED STOCKS (Cost $38,142)                                   46,355

                               Dreman Value Portfolio

                                                        PRINCIPAL
                                                          AMOUNT       VALUE
                                                      --------------------------
SHORT-TERM SECURITIES (8.8%)

REPURCHASE AGREEMENT (8.8%)
 State Street Bank, 4.00%, due 1/2/1997
   (Dated 12/31/1996, collateralized by U.S. Treasury
   Bond, 7.125%, due 2/15/2023, value $2,381,500)      $2,330,327     2,330,327
                                                                   ------------

TOTAL SHORT-TERM SECURITIES (Cost $2,330,327)                         2,330,327
                                                                   ------------

TOTAL INVESTMENTS (100.0%) (Cost $21,100,214)                      $ 26,553,375
                                                                   ------------
                                                                   ------------
 * Non-income producing

OTHER INFORMATION:
 Purchases and sales of securities excluding short-term securities, for the six months ended December 31, 1996, aggregated $7,783,779 and $6,117,324, respectively. Net unrealized appreciation for tax purposes aggregated $5,453,158, of which $5,863,909 related to appreciated investment securities and $410,751 related to depreciated investment securities. The aggregate cost of securities is $21,100,217 for tax purposes.

SEE ACCOMPANYING NOTES.

                          Zweig Equity (Small Cap) Portfolio

                         Statement of Assets and Liabilities

                            December 31, 1996 (Unaudited)


ASSETS
Investment in securities, at value (cost $8,591,190)
  -See accompanying schedule                                    $  10,698,874
Dividends, interest and other receivables                              78,329
                                                                -------------
TOTAL ASSETS                                                       10,777,203

LIABILITIES
Accounts payable and accrued expenses                                  25,921
                                                                -------------
TOTAL LIABILITIES                                                      25,921
                                                                -------------

NET ASSETS                                                      $  10,751,282
                                                                -------------
                                                                -------------
Net Assets consist of:
  Paid-in capital                                               $   8,458,313
  Undistributed net investment income                                  51,357
  Accumulated undistributed net realized gain on investment
    securities and futures contracts                                  158,990
  Net unrealized appreciation on investment securities and
    futures contracts                                               2,082,622
                                                                -------------

NET ASSETS, for 793,069 shares outstanding                      $  10,751,282
                                                                -------------
                                                                -------------

NET ASSET VALUE, offering and redemption price per share        $       13.56
                                                                -------------
                                                                -------------

SEE ACCOMPANYING NOTES.

                          Zweig Equity (Small Cap) Portfolio

                               Statement of Operations

                    Six Months Ended December 31, 1996 (Unaudited)


INVESTMENT INCOME
  Dividends                                                        $   87,972
  Interest                                                             47,814
                                                                   ----------
    Total investment income                                           135,786

EXPENSES
  Investment advisory and management fees                              57,193
  Custody and accounting fees                                          25,221
  Professional fees                                                     8,691
  Directors' fees and expenses                                          3,034
  Other expenses                                                        3,360
                                                                   ----------
    Total expenses before reimbursement                                97,499
    Less: expense reimbursement                                       (13,070)
                                                                   ----------
    Net expenses                                                       84,429
                                                                   ----------
Net investment income                                                  51,357

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on:
    Investment securities                                             285,428
    Futures contracts                                                (149,496)
                                                                   ----------
      Net realized gain                                               135,932
  Change in unrealized appreciation (depreciation) on:
    Investment securities                                             775,227
    Futures contracts                                                  (2,004)
                                                                   ----------
      Change in unrealized appreciation                               773,223
                                                                   ----------
Net gain on investments                                               909,155
                                                                   ----------

Net increase in net assets resulting from operations               $  960,512
                                                                   ----------
                                                                   ----------

SEE ACCOMPANYING NOTES.

                          Zweig Equity (Small Cap) Portfolio

                          Statement of Changes in Net Assets


                                                   SIX MONTHS
                                                      ENDED
                                                   DECEMBER 31,   YEAR ENDED
                                                      1996         JUNE 30,
                                                   (UNAUDITED)       1996
                                                -------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income                          $      51,357  $     103,880
  Net realized gain on investments                     135,932      1,345,302
  Change in net unrealized appreciation                773,223        190,585
                                                -------------------------------
    Net increase in net assets resulting from
      operations                                       960,512      1,639,767

Distributions to shareholders from:
  Net investment income                               (103,880)      (119,225)
  Net realized gains                                  (861,194)             -
                                                -------------------------------
    Total distributions to shareholders               (965,074)      (119,225)

Capital share transactions:
  Proceeds from sales of shares                      1,848,628      4,407,015
  Proceeds from reinvested distributions               965,074        119,225
  Cost of shares redeemed                           (3,755,977)    (2,382,455)
                                                -------------------------------
    Net increase (decrease) in net assets
      resulting from share transactions               (942,275)     2,143,785
                                                -------------------------------

Total increase (decrease) in net assets               (946,837)     3,664,327

NET ASSETS
Beginning of period                                 11,698,119      8,033,792
                                                -------------------------------
End of period (including undistributed net
  investment income of $51,357 and $103,880,
  respectively)                                  $  10,751,282  $  11,698,119
                                                -------------------------------
                                                -------------------------------
OTHER INFORMATION
Shares:
  Sold                                                 136,281        343,946
  Issued through reinvestment of distributions          74,878          9,733
  Redeemed                                            (277,498)      (185,655)
                                                -------------------------------
    Net increase (decrease)                            (66,339)       168,024
                                                -------------------------------
                                                -------------------------------

SEE ACCOMPANYING NOTES.

                          Zweig Equity (Small Cap) Portfolio

                                 Financial Highlights

                                                                                             DECEMBER 14,
                                           SIX MONTHS                                           1992
                                              ENDED                                         (COMMENCEMENT
                                           DECEMBER 31,           YEAR ENDED JUNE 30,       OF OPERATIONS)
                                              1996       --------------------------------  THROUGH JUNE 30,
                                           (UNAUDITED)     1996        1995         1994        1993
                                           ----------------------------------------------------------------
SELECTED PER-SHARE DATA
Net asset value, beginning of period        $   13.61    $   11.62   $   10.65    $   10.11   $   10.00
Income from investment operations:
  Net investment income                          0.08         0.11        0.17         0.15        0.05
  Net realized and unrealized gain
    on investments                               1.20         2.04        0.93         0.50        0.06
                                           ----------------------------------------------------------------
  Total from investment operations               1.28         2.15        1.10         0.65        0.11
Less distributions:
  From net investment income                    (0.14)       (0.16)      (0.06)       (0.11)          -
  From net realized gain                        (1.19)           -       (0.07)           -           -
                                           ----------------------------------------------------------------
    Total distributions                         (1.33)       (0.16)      (0.13)       (0.11)          -
                                           ----------------------------------------------------------------

Net asset value, end of period              $   13.56    $   13.61   $   11.62    $   10.65   $   10.11
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------

TOTAL RETURN (a)                                 9.91%       18.69%      10.39%        6.53%       2.02%

RATIOS AND SUPPLEMENTAL DATA (b)
Net assets, end of period (in thousands)    $  10,751    $  11,698   $   8,034    $   7,591   $   2,116
Ratio of expenses to average net assets          1.55%        1.55%       1.55%        1.72%       1.61%
Ratio of net investment income to
  average net assets                             0.94%        1.06%       1.54%        1.75%       0.84%
Ratio of expenses to average net
  assets before voluntary expense
  reimbursement                                  1.79%        1.83%       1.59%        2.14%       7.29%
Ratio of net investment income (loss) to
  average net assets before voluntary
  expense reimbursement                          0.70%        0.78%       1.50%        1.32%      (1.80%)
Portfolio turnover rate                            33%         101%         67%         249%         15%
Average commission paid per
  equity share traded                       $   .0297 (c)

(a) Total returns for periods less than one year are not annualized.

(b) Data expressed as a percentage are annualized as appropriate.

(c) Disclosure required for fiscal years beginning after September 1, 1995.

                          Zweig Equity (Small Cap) Portfolio

                         Schedule of Investments (Unaudited)

                                  December 31, 1996

                                                         NUMBER
                                                       OF SHARES        VALUE
                                                      --------------------------

 COMMON STOCKS (93.4%)

 AGRICULTURAL PRODUCTION - CROPS (0.5%)
  RJR Nabisco Holdings Corporation                         1,600     $   54,400

 AGRICULTURAL PRODUCTION - LIVESTOCK (0.1%)
  Golden Poultry Company, Inc.                             1,100         12,169

 AMUSEMENT & RECREATIONAL SERVICES (0.1%)
  King World Productions, Inc.                               300         11,063

 APPAREL & ACCESSORY STORES (0.6%)
  Genesco, Inc.                                            1,800         16,650
  Ross Stores, Inc.                                          800         39,900
  Wet Seal, Inc.                                             400          8,475
                                                                     ----------
                                                                         65,025

 AUTO REPAIR, SERVICES, & PARKING (0.3%)
  Amerco                                                     100          3,475
  PHH Corporation                                            600         25,800
                                                                     ----------
                                                                         29,275

 BUILDING MATERIALS & GARDEN SUPPLIES (0.1%)
  Shelter Components Corporation                           1,087         13,316

 BUSINESS SERVICES (1.2%)
  Advanced Technology Labs,  Inc.*                           500         15,313
  Comdisco, Inc.                                             950         30,163
  Computer Data Systems, Inc.                                500         15,344
  Electro Rent Corporation*                                2,100         51,450

                          Zweig Equity (Small Cap) Portfolio

                                                         NUMBER
                                                       OF SHARES        VALUE
                                                      --------------------------

 COMMON STOCKS (CONTINUED)

 BUSINESS SERVICES (1.2%) (CONTINUED)
  Orbotech Ltd.*                                             300     $    4,331
  Pinkertons, Inc.                                           100          2,513
  Platinum Software Corporation*                           1,100         13,131
                                                                     ----------
                                                                        132,245

 CHEMICALS & ALLIED PRODUCTS (2.5%)
  Akzo Nobel                                                 200         13,538
  Bio-Rad Laboratories *                                     850         25,500
  Collagen Corporation                                       100          1,838
  Cytec Industries, Inc.*                                    600         24,375
  Desc. S.A. de C.V.*                                      1,300         28,600
  Icn Pharmaceuticals, Inc.                                  500          9,813
  International Specialty Products, Inc.*                  2,200         26,950
  Macdermaid, Inc.                                           900         25,425
  Occidental Petroleum Corporation                         1,000         23,375
  Rohm & Haas Company                                        600         48,975
  Shanghai Petrochemical Company, Ltd.                       600         17,625
  Stepan Company                                             100          2,038
  Terra Industries, Inc.                                   1,600         23,600
                                                                     ----------
                                                                        271,652

 COAL MINING (0.1%)
  Zeigler Coal Holding Company                               700         14,963

 COMMUNICATIONS (2.3%)
  Atlantic Tele-Network, Inc.*                             1,000         15,375
  British Telecommunications Plc                             400         27,450

                          Zweig Equity (Small Cap) Portfolio

                                                         NUMBER
                                                       OF SHARES        VALUE
                                                      --------------------------

 COMMON STOCKS (CONTINUED)

 COMMUNICATIONS (2.3%) (CONTINUED)
  Citizens Utilities Company*                              1,321     $   14,694
  Tele Danmark A/S                                         1,800         49,050
  Telefonica De Espana                                     1,500        103,875
  Telefonos De Mexico                                      1,100         36,300
                                                                     ----------
                                                                        246,744

 DEPOSITORY INSTITUTIONS (11.8%)
  Allied Irish Banks                                         400         15,700
  Astoria Financial Corporation                              400         14,775
  Bank of Montreal                                         1,600         51,000
  Bankamerica Corporation                                    600         59,850
  Banponce Corporation                                     1,700         57,163
  Barclays Plc                                               500         34,375
  Cal Fed Bancorp, Inc.*                                   2,100         51,450
  Chase Manhattan Corporation                                 12          1,071
  City National Corporation                                1,500         32,438
  Coast Savings Financial, Inc.*                             500         18,313
  Colonial Bancgroup, Inc.                                   300         12,000
  Commercial Federal Corporation                             300         14,400
  Community First Bankshares, Inc.                           600         16,650
  Corus Bankshares, Inc.                                     300          9,788
  Cullen/Frost Bankers, Inc.                                 200          6,625
  CVB Financial Corporation                                    2             42
  Dime Bancorp, Inc.                                         200          2,950
  Eagle Financial Corporation                                210          6,458
  First American Corporation                                 300         17,325
  First Citizens Bancshares, Inc.                            200         15,450

                          Zweig Equity (Small Cap) Portfolio

                                                         NUMBER
                                                       OF SHARES        VALUE
                                                      --------------------------

 COMMON STOCKS (CONTINUED)

 DEPOSITORY INSTITUTIONS (11.8%) (CONTINUED)
  First Empire State Corporation                             100     $   28,800
  First Union Corporation                                    141         10,434
  Firstbank Puerto Rico                                      800         20,800
  FirstFed Financial Corporation                             400          8,800
  FNB Corporation                                            100          2,338
  Imperial Bancorp*                                          648         15,552
  Investors Financial Services Corporation                    32            884
  MAF Bancorp, Inc.                                          400         13,800
  National Westminster Bank Plc                              900         62,550
  Nationsbank Corporation                                    600         58,650
  New York Bancorp, Inc.                                     800         31,000
  North Fork Bancorporation                                1,346         47,951
  Peoples Heritage Financial Group, Inc.                     800         22,300
  Provident Bancorp, Inc.                                    225          7,594
  Provident Bankshares Corporation                           400         15,725
  RCSB Financial, Inc.                                       700         20,213
  Republic New York Corporation                            1,200         97,950
  Riggs National Corporation                               2,700         46,744
  Santa Monica Bank                                          900         15,300
  Security Capital Corporation                               100          7,350
  Silicon Valley Bancshares*                                 800         25,900
  Sovereign Bancorp, Inc.                                  1,300         16,981
  Sterling Bancorp-NY                                      1,400         20,650
  Sumitomo Bank of California                                300          7,725
  T R Financial Corporation                                  800         28,500
  Trust Company of New Jersey                                300          4,219
  UMB Financial Corporation                                  210          8,636

                          Zweig Equity (Small Cap) Portfolio

                                                         NUMBER
                                                       OF SHARES        VALUE
                                                      --------------------------

 COMMON STOCKS (CONTINUED)

 DEPOSITORY INSTITUTIONS (11.8%) (CONTINUED)
  Unionbancal Corporation                                    800     $   42,500
  UST Corporation                                          1,700         34,850
  Washington Mutual, Inc.                                    400         17,325
  Westamerica Bancorporation                                 200         11,625
  Westcorp                                                   561         12,272
  Westpac Banking                                          2,100         59,850
                                                                     ----------
                                                                      1,263,591

 EATING & DRINKING PLACES (0.5%)
  CKE Restaurants, Inc.                                      600         21,600
  Foodmaker, Inc.*                                         3,000         26,625
                                                                     ----------
                                                                         48,225

 EDUCATIONAL SERVICES (0.0%)
  Berlitz International, Inc.                                200          4,175

 ELECTRIC, GAS & SANITARY SERVICES (9.6%)
  Allegheny Power System, Inc.                               400         12,150
  Aquila Gas Pipeline Corporation                            700         11,113
  Baltimore Gas & Electric                                   800         21,400
  Boston Edison Company                                      500         13,438
  California Water Service Company                           100          4,200
  Centerior Energy Corporation                             1,400         15,050
  Central Maine Power Company                                700          8,138
  CMS Energy Corporation                                     500         16,813
  Columbia Gas System                                        600         38,175

                          Zweig Equity (Small Cap) Portfolio

                                                         NUMBER
                                                       OF SHARES        VALUE
                                                      --------------------------

 COMMON STOCKS (CONTINUED)

 ELECTRIC, GAS & SANITARY SERVICES (9.6%) (CONTINUED)
  Commonwealth Energy System                               1,000     $   23,500
  Destec Energy, Inc.                                        900         14,063
  DQE, Inc.                                                  200          5,800
  Eastern Enterprises                                        500         17,688
  Edison International                                     3,500         69,563
  El Paso Natural Gas Company                                400         20,200
  Empresa Nacional De Electridad                             100          7,000
  Enersis S.A.                                               800         22,200
  Entergy Corporation                                      2,800         77,700
  Huaneng Power International, Inc.                          800         18,000
  Illinova Corporation                                       800         22,000
  Interstate Power Company                                   400         11,600
  Ipalco Enterprises, Inc.                                   900         24,525
  Korea Electric Power Corporation                           500         10,250
  KU Energy Corporation                                      400         12,000
  Laclede Gas Company                                        700         16,888
  Long Island Lighting Company                             1,100         24,338
  Midamerican Energy Company                               1,200         19,050
  National Fuel Gas Company                                  700         28,875
  New England Electric System                                400         13,950
  New York State Electric & Gas                              700         15,138
  Noram Energy Corporation                                 1,300         19,988
  NUI Corporation                                          1,200         27,150
  P P & L Resources, Inc.                                    700         16,100
  Pacificorp                                                 600         12,300

                          Zweig Equity (Small Cap) Portfolio

                                                         NUMBER
                                                       OF SHARES        VALUE
                                                      --------------------------

 COMMON STOCKS (CONTINUED)

 ELECTRIC, GAS & SANITARY SERVICES (9.6%) (CONTINUED)
  Peoples Energy Corporation                                 600     $   20,325
  Pinnacle West Corporation                                1,300         41,275
  Portland General Corporation                               700         29,400
  Powergen PLC                                               400         15,800
  Public Service Enterprises Group                           500         13,625
  Shandong Huaneng Power                                   2,800         27,300
  Sierra Pacific Resources                                   500         14,375
  Texas Utilities Company                                    600         24,450
  TNP Enterprises, Inc.                                    1,600         43,800
  United Illuminating Company                                600         18,825
  Washington Gas Light Company                             1,200         27,150
  Washington Water Power Company                             900         16,763
  Westcoast Energy, Inc.                                     800         13,400
  Williams Companies, Inc.                                   300         11,250
  WPL Holdings, Inc.                                         700         19,688
  York Research Corporation*                               1,200         11,250
                                                                     ----------
                                                                      1,039,019

 ELECTRIC & OTHER ELECTRIC EQUIPMENT (4.3%)
  Bairnco Corporation                                      1,000          6,625
  Bel Fuse, Inc.*                                            600          8,363
  Chips & Technologies, Inc.*                              1,100         19,938
  Computer Products, Inc.*                                 1,600         31,300
  CTS Corporation                                            400         17,100
  Electro Scientific Industries, Inc.*                       300          7,856
  Electrolux AB                                              900         51,863
  Genlyte Group, Inc.*                                     2,200         27,913

                          Zweig Equity (Small Cap) Portfolio

                                                         NUMBER
                                                       OF SHARES        VALUE
                                                      --------------------------

 COMMON STOCKS (CONTINUED)

 ELECTRIC & OTHER ELECTRIC EQUIPMENT (4.3%) (CONTINUED)
  Hadco Corporation*                                       1,000     $   48,813
  Harmon International                                        15            834
  Helen of Troy, Ltd.                                      1,600         35,000
  Kollmorgen Corporation                                     700          7,700
  Kuhlman Corporation                                        800         15,500
  Lamson & Sessions Company*                               2,100         15,225
  Moog, Inc.*                                                500         11,688
  Portugal Telecom S.A.                                    1,400         39,550
  Powell Industries, Inc.*                                   300          4,200
  Siliconix, Inc.*                                           600         13,800
  Sony Corporation                                           200         13,125
  Standard Micosystems Corporation*                          200          1,875
  Tadiran, Ltd.                                              900         25,313
  Technitrol, Inc.                                           900         34,538
  Thomas Industries, Inc.                                    400          8,350
  Xicor, Inc.*                                             1,400         14,350
                                                                     ----------
                                                                        460,819

 FABRICATED METAL PRODUCTS (0.8%)
  Ameron International Corporation                           500         25,813
  NCI Building Systems, Inc.                                 400         13,725
  Nortek, Inc.*                                              800         16,000
  Shiloh Industries, Inc.*                                   800         12,800
  Wyman-Gordon Company*                                    1,000         22,188
                                                                     ----------
                                                                         90,526

                          Zweig Equity (Small Cap) Portfolio

                                                         NUMBER
                                                       OF SHARES        VALUE
                                                      --------------------------

 COMMON STOCKS (CONTINUED)

 FOOD & KINDRED PRODUCTS (0.2%)
  Morningstar Group, Inc.*                                   500      $   9,875
  Orange Company, Inc.                                     1,100          8,525
                                                                      ---------
                                                                         18,400

 FOOD STORES (0.8%)
  Great Atlantic & Pacific Tea Company                       700         22,313
  Riser Foods, Inc.                                        2,000         63,500
                                                                      ---------
                                                                         85,813

 FORESTRY (0.2%)
  Rayonier, Inc.                                             500         19,188

 FUNITURE & FIXTURES (0.6%)
  Bush Industries                                            600         11,550
  Chromcraft Revington, Inc.*                                100          2,775
  Ethan Allen Interiors, Inc.                                400         15,400
  Furniture Brands International, Inc.                     1,000         14,000
  Johnson Controls, Inc.                                     200         16,575
                                                                      ---------
                                                                         60,300

 FURNITURE & HOME FURNISHINGS STORES (0.2%)
  Inacom Corporation*                                        600         24,000

 GENERAL BUILDING CONTRACTORS (0.6%)
  Centex Corporation                                         500         18,813
  Continental Homes Holding Corporation                      900         19,125
  MDC Holdings, Inc.                                       1,400         12,075

                          Zweig Equity (Small Cap) Portfolio

                                                         NUMBER
                                                       OF SHARES        VALUE
                                                      --------------------------

 COMMON STOCKS (CONTINUED)

 GENERAL BUILDING CONTRACTORS (0.6%) (CONTINUED)
  Southern Energy Homes, Inc.                                200      $   2,288
  U.S. Home Corporation*                                     600         15,600
                                                                      ---------
                                                                         67,901

 GENERAL MERCHANDISE STORES (1.3%)
  Carson Pirie Scott & Company*                              500         12,625
  Dayton-Hudson Corporation                                  400         15,700
  Federated Department Stores                                600         20,475
  Fred Meyer, Inc.                                           500         17,750
  Mercantile Stores Company, Inc.                            300         14,813
  Shopko Stores, Inc.                                      1,600         24,000
  Waban, Inc.*                                               700         18,200
  Woolworth Corporation                                      500         10,938
                                                                      ---------
                                                                        134,501

 HEALTH SERVICES (0.4%)
  Health Images, Inc.                                        900         14,963
  Ornda Healthcorp*                                          300          8,775
  Universal Health Services*                                 500         14,313
                                                                      ---------
                                                                         38,051

 HEAVY CONSTRUCTION, EXCEPT BUILDING (0.1%)
  Granite Construction, Inc.                                 750         14,625

 HOLDING & OTHER INVESTMENT OFFICES (0.9%)
  Asset Investors Corporation                              4,100         14,863
  General Growth Properties                                  500         16,125

                          Zweig Equity (Small Cap) Portfolio

                                                         NUMBER
                                                       OF SHARES        VALUE
                                                      --------------------------

 COMMON STOCKS (CONTINUED)

 HOLDING & OTHER INVESTMENT OFFICES (0.9%) (CONTINUED)
  Koger Equity, Inc.                                       1,500      $  28,125
  MGI Properties, Inc.                                       500         11,000
  Thornburg Mortgage Asset Corporation                     1,300         27,788
                                                                      ---------
                                                                         97,901

 HOTELS & OTHER LODGING PLACES (0.0%)
  MGM Grand, Inc.                                            100          3,488

 INDUSTRIAL MACHINERY & EQUIPMENT (6.4%)
  Advanced Logic Research, Inc.*                           1,600         19,500
  Ampco-Pittsburgh                                         1,200         14,400
  Applied Magnetics Corporation*                             500         14,938
  Applied Power, Inc.                                        400         15,850
  BHA Group, Inc.                                            560          9,170
  Cascade Corporation                                        700         11,244
  Caterpillar, Inc.                                          300         22,575
  Data General Corporation*                                  800         11,600
  Deere & Company                                            200          8,125
  Gardner Denver Machinery Inc.*                             700         24,150
  Gleason Corporation                                        600         19,875
  Global Industrial Technologies, Inc.*                      700         15,488
  Graco, Inc.                                                600         14,700
  Harris Corporation                                         100          6,863
  Hitachi Limited                                            100          9,250
  Innovex, Inc.                                            2,000         54,125
  International Business Machines Corporation                700        105,638
  Jabil Circuit, Inc.                                        400         16,025

                          Zweig Equity (Small Cap) Portfolio

                                                         NUMBER
                                                       OF SHARES        VALUE
                                                      --------------------------

 COMMON STOCKS (CONTINUED)

 INDUSTRIAL MACHINERY & EQUIPMENT (6.4%) (CONTINUED)
  Katy Industries                                            400      $   5,800
  Kaydon Corporation                                         500         23,563
  Kysor Industrial Corporation                               500         16,313
  Lincoln Electric Company                                   100          3,263
  Lindsay Manufacturing Company                              300         13,838
  Lufkin Industries, Inc.                                    900         22,500
  Manitowoc Company, Inc.                                    200          8,100
  Mestek, Inc.*                                              700         11,550
  Met-Pro Corporation                                        150          2,006
  Robbins & Meyers, Inc.                                   1,200         30,450
  Scotsman Industries, Inc.                                  300          7,088
  SPS Technologies, Inc.*                                    600         38,550
  Storage Technolgy Corporation                              400         19,050
  Tandem Computers, Inc.                                   1,000         13,750
  Tecumseh Products Company                                  300         17,213
  Timken Company                                             400         18,350
  Toro Company                                               800         29,200
  Twin Disc, Inc.                                            100          2,163
  Valmont Industries                                         300         12,300
                                                                      ---------
                                                                        688,563

 INSTRUMENTS & RELATED PRODUCTS (1.3%)
  Coherent, Inc.*                                            300         12,825
  Cole National Corporation                                  100          2,625
  Cooper Companies, Inc.*                                  1,400         24,150
  Core Industries, Inc.                                      300          4,950
  Esterline Technologies Corporation*                      1,400         36,575

                          Zweig Equity (Small Cap) Portfolio

                                                         NUMBER
                                                       OF SHARES        VALUE
                                                      --------------------------

 COMMON STOCKS (CONTINUED)

 INSTRUMENTS & RELATED PRODUCTS (1.3%) (CONTINUED)
  Fluke Corporation                                          300      $  13,388
  Galileo Electro-Optics Corporation*                      1,300         32,581
  LTX Corporation*                                           300          1,753
  Measurex Corporation                                       400          9,600
  Starrett (L.S.) Company                                    200          5,675
                                                                      ---------
                                                                        144,122

 INSURANCE CARRIERS (8.4%)
  Ace, Ltd.                                                  400         24,050
  Allmerica Financial Corporation                            400         13,400
  Ambac, Inc.                                                500         33,188
  American Annuity Group, Inc.                             1,920         27,120
  American Bankers Insurance Group, Inc.                     400         20,400
  Arbatax International, Inc.*                               500          3,398
  Bankers Life Holding Corporation                         1,200         30,000
  Capital Re Corporation                                     500         23,313
  Citizens Corporation                                       200          4,500
  CNA Financial Corporation*                                 200         21,400
  Delphi Financial Group, Inc.                               500         14,750
  Enhance Financial Services Group, Inc.                     600         21,900
  Equitable of Iowa Companies                                700         32,113
  Exel Limited                                             1,000         37,875
  First American Financial Corporation                       800         32,900
  Fremont General Corporation                                800         24,800
  Liberty Financial Companies, Inc.                          800         31,100
  Life Re Corporation                                        600         23,175
  Loews Corporation                                          900         84,825

                          Zweig Equity (Small Cap) Portfolio

                                                         NUMBER
                                                       OF SHARES        VALUE
                                                      --------------------------

 COMMON STOCKS (CONTINUED)

 INSURANCE CARRIERS (8.4%) (CONTINUED)
  MMI Companies, Inc.                                        800      $  25,800
  NAC Re Corporation                                         100          3,388
  National Western Life Insurance Company                    100          8,813
  Nymagic, Inc.                                              200          3,600
  Old Republic International Corporation                   1,900         50,825
  Orion Capital Corporation                                  200         12,225
  Penncorp Financial Group, Inc.                             500         18,000
  Pioneer Financial Services, Inc.                         1,200         30,000
  Presidential Life Corporation                              600          7,275
  Providian Corporation                                      800         41,100
  Reliance Group Holdings, Inc.                            4,600         41,975
  Reliastar Financial Corporation                            314         18,134
  TIG Holdings, Inc.                                         400         13,550
  Transatlantic Holdings, Inc.                               300         24,150
  Travelers Group, Inc.                                    1,800         81,675
  USLife Corporation                                         400         13,300
                                                                      ---------
                                                                        898,017

 LEATHER & LEATHER PRODUCTS (0.1%)
  Weyco Group, Inc.                                          200          8,325

 LUMBER & WOOD PRODUCTS (0.8%)
  Champion Enterprises, Inc.*                              1,492         29,094
  Fibreboard Corporation                                     400         13,500
  Macmillan Bloedel, Ltd.                                  1,600         21,000
  Skyline Corporation                                        700         17,325
                                                                      ---------
                                                                         80,919

                          Zweig Equity (Small Cap) Portfolio

                                                         NUMBER
                                                       OF SHARES        VALUE
                                                      --------------------------

 COMMON STOCKS (CONTINUED)

 METAL MINING (0.3%)
  Cleveland-Cliffs, Inc.                                     600      $  27,225

 MISCELLANEOUS MANUFACTURING INDUSTRIES (0.8%)
  Oneida, Ltd.                                             1,100         19,800
  Russ Berrie & Company, Inc.                                600         10,800
  Schuller Corporation                                     1,300         13,813
  Syratech Corporation                                       400         12,600
  Tyco Toys, Inc.                                          2,000         23,500
                                                                      ---------
                                                                         80,513

 MISCELLANEOUS RETAIL (0.2%)
  World Fuel Services Corporation                            350          7,788
  Zale Corporation                                           700         13,388
                                                                      ---------
                                                                         21,176

 NONDEPOSITORY INSTITUTIONS (0.5%)
  Aames Financial Corporation                                450         16,144
  AmeriCredit Corporation                                    700         14,350
  Credicorp, Ltd.                                            800         14,800
  Olympic Financial, Ltd.                                    300          4,313
                                                                      ---------
                                                                         49,607

 NONMETALLIC MINERALS, EXCEPT FUELS (0.4%)
  Florida Rock Industries                                    400         13,100
  Vulcan Materials Company                                   400         24,350
                                                                      ---------
                                                                         37,450

                          Zweig Equity (Small Cap) Portfolio

                                                         NUMBER
                                                       OF SHARES        VALUE
                                                      --------------------------

 COMMON STOCKS (CONTINUED)

 OIL & GAS EXTRACTION (4.2%)
  Amerada Hess Corporation                                   400      $  23,150
  Basic Petroleum International, Ltd.                        300          9,769
  Belden & Blake Corporation*                              1,000         25,625
  Benton Oil & Gas Company                                   700         15,663
  BJ Services Company Warrants                               120          3,225
  Cliffs Drilling Company*                                 1,000         62,875
  Cross Timbers Oil Company                                  100          2,513
  Helmerich & Payne, Inc.                                    300         15,638
  Kerr-McGee Corporation                                     200         14,400
  Mitchell Energy & Development Corporation                1,000         22,375
  Oryx Energy Company                                        700         17,325
  Parker & Parsley Petroleum Company                         600         22,050
  Plains Resources, Inc.*                                  1,000         15,625
  RPC Energy Services, Inc.*                                 700         10,500
  Santa Fe Energy Resources, Inc.                            900         12,488
  Tetra Technologies, Inc.*                                  400         10,175
  Tuboscope Vetco International Corporation*               1,100         16,981
  Union Texas Petro Holdings, Inc.                           600         13,425
  USX-Marathon Group, Inc.                                 1,400         33,425
  Veritas DGC, Inc.                                        2,300         42,550
  Vintage Petroleum, Inc.                                    500         17,250
  YPE Sociedad Anonima                                     1,600         40,400
                                                                      ---------
                                                                        447,427

 PAPER & ALLIED PRODUCTS (1.9%)
  Bowater, Inc.                                              500         18,813
  Grupo Indus Durango                                      1,200         12,750

                          Zweig Equity (Small Cap) Portfolio

                                                         NUMBER
                                                       OF SHARES        VALUE
                                                      --------------------------

 COMMON STOCKS (CONTINUED)

 PAPER & ALLIED PRODUCTS (1.9%) (CONTINUED)
  International Paper Company                                407      $  16,433
  Interpool, Inc.                                          1,100         25,713
  James River Corporation of Virgina                         500         16,563
  Mosinee Paper Corporation                                  533         18,855
  Potlatch Corporation                                       500         21,500
  Republic Gypsum Company                                    800         12,500
  Rock-Tenn Company                                          440          8,690
  Westvaco Corporation                                     1,950         56,063
                                                                      ---------
                                                                        207,880

 PERSONAL SERVICES (0.0%)
  Jenny Craig, Inc.*                                         100            888

 PETROLEUM & COAL PRODUCTS (3.1%)
  Coastal Corporation                                      1,800         87,975
  Elf Aquitaine                                              900         40,725
  Ente Nazionale Idrocarburi SpA                             300         15,488
  Fina, Inc.                                                 500         24,125
  Holly Corporation                                          100          2,675
  Murphy Oil Corporation                                     300         16,688
  Phillips Petroleum Company                                 900         39,825
  Repsol S.A.                                                700         26,688
  Tesoro Petroleum Corporation*                            1,800         25,200
  Texaco, Inc.                                               300         29,438
  Unocal Corporation                                         500         20,313
                                                                      ---------
                                                                        329,140

                          Zweig Equity (Small Cap) Portfolio

                                                         NUMBER
                                                       OF SHARES        VALUE
                                                      --------------------------

 COMMON STOCKS (CONTINUED)

 PRIMARY METAL INDUSTRIES (5.1%)
  AK Steel Holding Corporation                               500      $  19,813
  Alumax, Inc.*                                              600         20,025
  British Steel Plc                                        2,400         66,000
  Chaparral Steel Company                                  1,600         19,400
  Gibraltar Steel Corporation                                500         13,000
  Lone Star Technologies*                                  1,500         25,313
  Mueller Industries, Inc.*                                1,100         42,350
  Oregon Metallurgical Corporation                           400         12,850
  Oregon Steel Mills, Inc.                                   800         13,400
  Pitt-Des Moines, Inc.                                      100          4,163
  Pohang Iron & Steel, Ltd.                                2,000         40,500
  Quanex Corporation                                         900         24,638
  RMI Titanium Company*                                    1,300         36,563
  Roanoke Electric Steel Corporation                       1,300         21,531
  Texas Industries, Inc.                                     900         45,563
  Tredegar Industries, Inc.                                1,550         62,194
  Tremont Corporation*                                       600         21,675
  Tubos De Acero De Mexico*                                3,500         55,563
                                                                      ---------
                                                                        544,541

 PRINTING & PUBLISHING (0.7%)
  Gibson Greetings, Inc.                                   1,000         19,500
  Graphic Industries                                       1,600         15,600
  Media General, Inc.                                        500         15,125
  Quebecor, Inc.                                             800         13,400
  Standard Register Company                                  200          6,500
                                                                      ---------
                                                                         70,125

                          Zweig Equity (Small Cap) Portfolio

                                                         NUMBER
                                                       OF SHARES        VALUE
                                                      --------------------------

 COMMON STOCKS (CONTINUED)

 RAILROAD TRANSPORTATION (0.7%)
  Canadian Pacific, Ltd.                                   1,900      $  50,350
  CSX Corporation                                            500         21,125
                                                                      ---------
                                                                         71,475

 REAL ESTATE (0.1%)
  Forest City Enterprises, Inc.                              200         12,100

 RUBBER & MISCELLANEOUS PLASTICS PRODUCTS (0.8%)
  AEP Industries, Inc.                                       180          9,720
  American Filtrona Corporation                              300         12,713
  Furon Company                                              800         17,000
  Goodyear Tire & Rubber Company                             300         15,413
  Gundle/SLT Environmental, Inc.*                            500          3,313
  Spartech Corporation                                     2,400         26,700
  Vans, Inc.                                                 200          2,463
                                                                      ---------
                                                                         87,322

 SECURITY & COMMODITY BROKERS (4.2%)
  A.G. Edwards, Inc.                                         900         30,263
  Alex Brown, Inc.                                           400         29,000
  Atlanta Sosnoff Capital                                    100            888
  Bear Stearns Companies, Inc.                             1,130         31,499
  Donaldson Lufkin & Jenrette, Inc.                          500         18,000
  Fahnestock Viner Holdings, Inc.                          1,200         17,400
  Inter-Regional Financial Group                             700         24,675
  Jefferies Group, Inc.                                    1,100         44,413
  Legg Mason, Inc.                                           400         15,400

                          Zweig Equity (Small Cap) Portfolio

                                                         NUMBER
                                                       OF SHARES        VALUE
                                                      --------------------------

 COMMON STOCKS (CONTINUED)

 SECURITY & COMMODITY BROKERS (4.2%) (CONTINUED)
  Lehman Brothers Holdings, Inc.                           1,300      $  40,788
  McDonald & Company Investments                             500         17,375
  Merrill Lynch & Company                                    400         32,600
  Paine Webber Group, Inc.                                   200          5,625
  Quick & Reilly Group, Inc.                               1,272         38,001
  Raymond James Financial, Inc.                            1,100         33,138
  Salomon, Inc.                                            1,400         65,975
  Value Line, Inc.                                           200          9,100
                                                                      ---------
                                                                        454,140

 SPECIAL TRADE CONTRACTORS (0.3%)
  Apogee Enterprises, Inc.                                   500         19,813
  Layne, Inc.*                                               800         11,900
                                                                      ---------
                                                                         31,713

 STONE, CLAY, & GLASS PRODUCTS (2.4%)
  Centex Construction Products, Inc.                       1,600         28,800
  Intermet Corporation                                     2,900         46,219
  LaFarge Corporation                                        900         18,113
  Lone Star Industries                                     1,300         47,938
  Medusa Corporation                                       1,100         37,813
  Owens-Illinois, Inc.*                                      600         13,650
  Puerto Rican Cement Company, Inc.                          500         15,625
  Southdown, Inc.                                          1,100         34,238
  USG Corporation                                            500         16,938
                                                                      ---------
                                                                        259,334

                          Zweig Equity (Small Cap) Portfolio

                                                         NUMBER
                                                       OF SHARES        VALUE
                                                      --------------------------

 COMMON STOCKS (CONTINUED)

 TEXTILE MILL PRODUCTS (0.6%)
  Chemfab Corporation*                                       900      $  12,319
  Culp, Inc.                                                 987         15,175
  Guilford Mills, Inc.                                       600         15,975
  Springs Industries, Inc.                                   400         17,200
                                                                      ---------
                                                                         60,669

 TRANSPORTAION BY AIR (3.3%)
  Alaska Airgroup, Inc.*                                   1,300         27,300
  AMR Corporation*                                         1,000         88,125
  British Airways                                            900         92,475
  Delta Air Lines, Inc.                                    1,100         77,963
  KLM Royal Dutch Airlines                                   839         23,387
  UAL Corporation                                            300         18,750
  USAir Group, Inc.*                                       1,000         23,375
                                                                      ---------
                                                                        351,375

 TRANSPORTATION EQUIPMENT (2.7%)
  A.O. Smith Corporation                                     200          5,975
  Arvin Industries, Inc.                                     600         14,850
  Avondale Industries,  Inc.*                              1,000         21,438
  Chrysler Corporation                                     1,500         49,500
  Coachmen Industries, Inc.                                2,500         70,938
  Dana Corporation                                           500         16,313
  Greenbrier Companies, Inc.                                 600          6,225
  Harsco Corporation                                         200         13,700
  Oshkosh Truck Corporation                                  100          1,038

                          Zweig Equity (Small Cap) Portfolio

                                                         NUMBER
                                                       OF SHARES        VALUE
                                                      --------------------------

 COMMON STOCKS (CONTINUED)

 TRANSPORTATION EQUIPMENT (2.7%) (CONTINUED)
  Sequa Corporation*                                         800      $  31,400
  Transtechnology Corporation                                600         11,775
  Trinity Industries                                         400         15,000
  Volvo AB                                                 1,400         30,538
                                                                      ---------
                                                                        288,690

 TRANSPORTATION SERVICES (0.3%)
  Gatx Corporation                                           300         14,550
  PS Group Holdings, Inc.                                  1,200         16,200
                                                                      ---------
                                                                         30,750

 WATER TRANSPORTATION (0.4%)
  Oglebay Norton Company                                     500         22,188
  OMI Corporation                                          1,300         11,375
  Stolt-Nielsen, S.A.                                        300          5,606
                                                                      ---------
                                                                         39,169

 WHOLESALE TRADE-DURABLE GOODS (2.5%)
  Barnes Group, Inc.                                         400         24,000
  Bearings, Inc.                                             600         16,725
  Borg-Warner Automotive, Inc.                               100          3,850
  Castle (A.M.) & Company*                                   450          8,663
  Commercial Metals Company                                  133          4,007
  General Motors Corporation                                 700         39,025
  Hughes Supply, Inc.                                      1,200         51,750
  Reliance Steel & Aluminum Company                          700         24,500
  Rexel, Inc.*                                             1,700         26,988

                          Zweig Equity (Small Cap) Portfolio

                                                         NUMBER
                                                       OF SHARES        VALUE
                                                      --------------------------

 COMMON STOCKS (CONTINUED)

 WHOLESALE TRADE-DURABLE GOODS (2.5%) (CONTINUED)
  Specialty Equipment Companies, Inc.                        500      $   6,344
  United Industrial Corporation                              500          2,938
  Universal Forest Products                                  500          6,563
  Wynn's International, Inc.                               1,575         49,809
                                                                      ---------
                                                                        265,162

 WHOLESALE TRADE-NONDURABLE GOODS (0.8%)
  Caraustar Industies, Inc.                                  900         29,813
  Cardinal Health, Inc.                                       54          3,146
  Howell Corporation                                         100          1,494
  Pennzoil Company                                           300         16,950
  United Stationers, Inc.*                                   700         14,350
  Universal Corporation                                      500         16,063
                                                                      ---------
                                                                         81,816
                                                                      ---------

 TOTAL COMMON STOCKS (Cost $7,883,324)                                9,991,008

                          Zweig Equity (Small Cap) Portfolio

                                                       PRINCIPAL
                                                        AMOUNT        VALUE
                                                      --------------------------

 SHORT-TERM SECURITIES (6.6%)

 U.S. GOVERNMENT OBLIGATIONS (1.2%)
  U.S. Treasury Bills, 4.80%, due 2/6/1997           $    10,000    $     9,952
  U.S. Treasury Bills, 4.975%, due 1/16/1997             125,000        124,741
                                                                    -----------
                                                                        134,693
 REPURCHASE AGREEMENT (5.4%)
  State Street Bank, 4.00%, due 1/2/1997
    (Dated 12/31/1996, collateralized by U.S.
    Treasury Bond, 7.125%, due 2/15/2023, value
    $589,963)                                            573,173        573,173
                                                                    -----------

 TOTAL SHORT-TERM SECURITIES (Cost $707,866)                            707,866
                                                                    -----------

 TOTAL INVESTMENTS (100.0%) (Cost $8,591,190)                       $10,698,874
                                                                    -----------
                                                                    -----------

                          Zweig Equity (Small Cap) Portfolio

FUTURES CONTRACTS

                                                      CONTRACT
                                       EXPIRATION     AMOUNT AT     UNREALIZED
                                          DATE          VALUE          LOSS
                                       -----------------------------------------


8 Mid-Cap S&P 500
  Futures Contracts-Short **              3/21/97    $ 1,026,400    $   (7,058)
7 S&P 500
  Futures Contracts-Short **              3/21/97      2,605,750       (18,004)
                                                      --------------------------

                                                     $ 3,632,150    $  (25,062)
                                                      --------------------------
                                                      --------------------------

 *   Non-income producing

** These futures contracts are collateralized by a U.S. Treasury Bill at $125,000 par value, due 1/16/97 and a U.S. Treasury Bill at $10,000 par value, due 2/6/97.

OTHER INFORMATION:
  Purchases and sales of securities excluding short-term securities, for the six months ended December 31, 1996, aggregated $2,999,022 and $3,863,092, respectively. Net unrealized appreciation for tax purposes aggregated $2,107,364, of which $2,174,768 related to appreciated investment securities and $67,404 related to depreciated investment securities. The aggregate cost of securities is $8,591,510 for tax purposes.

SEE ACCOMPANYING NOTES.

                           Pinnacle Fixed Income Portfolio

                         Statement of Assets and Liabilities

                            December 31, 1996 (Unaudited)


ASSETS
Investment in securities, at value (cost $9,860,645)
  -See accompanying schedule                                     $  9,953,132
Receivable for investment securities sold                             285,088
Interest and other receivables                                         91,740
                                                                 --------------
TOTAL ASSETS                                                       10,329,960

LIABILITIES
Payable for investment securities purchased                           444,794
Accounts payable and accrued expenses                                  19,314
                                                                 --------------
TOTAL LIABILITIES                                                     464,108
                                                                 --------------

NET ASSETS                                                       $  9,865,852
                                                                 --------------
                                                                 --------------

Net Assets consist of:
  Paid-in capital                                                $  9,603,346
  Undistributed net investment income                                 281,315
  Accumulated undistributed net realized loss on investments         (111,296)
  Net unrealized appreciation on investment securities                 92,487
                                                                 --------------

NET ASSETS, for 915,770 shares outstanding                       $  9,865,852
                                                                 --------------
                                                                 --------------

NET ASSET VALUE, offering and redemption price per share         $      10.77
                                                                 --------------
                                                                 --------------

SEE ACCOMPANYING NOTES.

                           Pinnacle Fixed Income Portfolio

                               Statement of Operations

                    Six Months Ended December 31, 1996 (Unaudited)


INVESTMENT INCOME
  Interest                                                       $    341,569

EXPENSES
  Investment advisory and management fees                              35,224
  Custody and accounting fees                                          25,138
  Professional fees                                                     8,691
  Directors' fees and expenses                                          3,034
  Other expenses                                                        2,510
                                                                 --------------
    Total expenses before reimbursement                                74,597
    Less:  expense reimbursement                                      (14,343)
                                                                 --------------
    Net expenses                                                       60,254
                                                                 --------------
  Net investment income                                               281,315

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on investments                                    (12,823)
  Change in unrealized appreciation on investment securities          168,854
                                                                 --------------
Net gain on investments                                               156,031
                                                                 --------------

Net increase in net assets resulting from operations             $    437,346
                                                                 --------------
                                                                 --------------

SEE ACCOMPANYING NOTES.

                           Pinnacle Fixed Income Portfolio

                          Statement of Changes in Net Assets

                                                                    SIX MONTHS
                                                                      ENDED
                                                                   DECEMBER 31,     YEAR ENDED
                                                                       1996          JUNE 30,
                                                                    (UNAUDITED)        1996
                                                                ---------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income                                              $  281,315     $  331,808
  Net realized gain (loss) on investments                               (12,823)        39,828
  Change in net unrealized appreciation (depreciation)                  168,854       (188,379)
                                                                ---------------------------------
    Net increase in net assets resulting from operations                437,346        183,257

Distributions to shareholders from:
  Net investment income                                                (328,028)      (268,795)

Capital share transactions:
  Proceeds from sales of shares                                         421,405      5,775,502
  Proceeds from reinvested dividends                                    328,028        268,795
  Cost of shares redeemed                                            (1,021,021)    (1,346,134)
                                                                ---------------------------------
    Net increase (decrease) in net assets resulting from
      share transactions                                               (271,588)     4,698,163
                                                                ---------------------------------

Total increase (decrease) in net assets                                (162,270)     4,612,625

NET ASSETS
Beginning of period                                                  10,028,122      5,415,497
                                                                ---------------------------------

End of period (including undistributed net investment
  income of $281,315 and $328,028, respectively)                   $  9,865,852  $  10,028,122
                                                                ---------------------------------
                                                                ---------------------------------

OTHER INFORMATION
Shares:
  Sold                                                                   39,126        541,094
  Issued through reinvestment of dividends                               30,407         25,172
  Redeemed                                                              (94,530)      (123,043)
                                                                ---------------------------------
    Net increase (decrease)                                             (24,997)       443,223
                                                                ---------------------------------
                                                                ---------------------------------

SEE ACCOMPANYING NOTES.

                           Pinnacle Fixed Income Portfolio

                                 Financial Highlights


                                       SIX MONTHS                                         JANUARY 5, 1993
                                          ENDED                                          (COMMENCEMENT OF
                                       DECEMBER 31,           YEAR ENDED JUNE 30,           OPERATIONS)
                                          1996       -----------------------------------  THROUGH JUNE 30,
                                       (UNAUDITED)       1996        1995         1994         1993
                                       ------------------------------------------------------------------
SELECTED PER-SHARE DATA
Net asset value, beginning of
  period                               $  10.66     $  10.88     $  10.00     $  10.43     $  10.00
Income from investment operations:
  Net investment income                    0.31         0.39         0.56         0.20         0.19
  Net realized and unrealized gain
    (loss) on investments                  0.16        (0.03)        0.53        (0.52)        0.24
                                        ----------------------------------------------------------------
  Total from investment operations         0.47         0.36         1.09        (0.32)        0.43
Less distributions:
  From net investment income              (0.36)       (0.58)       (0.21)       (0.11)           -
                                        ----------------------------------------------------------------

Net asset value, end of period         $  10.77     $  10.66     $  10.88     $  10.00     $  10.43
                                        ----------------------------------------------------------------
                                        ----------------------------------------------------------------

TOTAL RETURN (a)                           4.42%        3.29%       11.08%       (3.06%)       8.67%

RATIOS AND SUPPLEMENTAL DATA (b)
Net assets, end of period
  (in thousands)                       $  9,866     $ 10,028     $  5,415     $  4,861     $    906
Ratio of expenses to average
  net assets                               1.20%        1.32%        1.40%        1.56%        1.56%
Ratio of net investment income
  to average net assets                    5.59%        5.18%        5.41%        3.62%        3.86%
Ratio of expenses to average net
  assets before voluntary expense
  reimbursement                            1.48%        1.94%        1.59%        2.49%       15.72%
Ratio of net investment income
  (loss) to average net assets before
  voluntary expense reimbursement          5.31%        4.56%        5.22%        2.68%       (1.64%)
Portfolio turnover rate                      70%         392%         432%         527%         103%

(a)  Total returns for periods less than one year are not annualized.

(b)  Data expressed as a percentage are annualized as appropriate.

                           Pinnacle Fixed Income Portfolio

                         Schedule of Investments (Unaudited)

                                  December 31, 1996

                                                         PRINCIPAL
                                                           AMOUNT      VALUE
                                                         ---------------------

CORPORATE BONDS (40.8%)

AUTO REPAIR, SERVICES, & PARKING (3.0%)
 World Omni Automobile Lease Securitization Trust,
   Series 96-A, Class 1A, 6.30%, due 6/25/2002           $  200,000  $  200,000
 World Omni Automobile Lease Securitization Trust,
   Series 96-b, Class A1, 5.95%, due 11/15/2002             100,000     100,078
                                                                     ----------
                                                                        300,078

COMMUNICATIONS (0.5%)
 TCI Communications, Inc., 7.875%, due 2/15/2026             60,000      53,667

DEPOSITORY INSTITUTIONS (9.6%)
 ABN AMRO BK NV (Chicago), 7.55%, due
   6/28/2006                                                200,000     207,074
 Banc One Corporation, 7.625%, due 10/15/2026               100,000     100,835
 Midland Bank PLC, 7.625%, due 6/15/2006                    200,000     207,092
 Nationsbank Corporation, 5.75%, due 1/25/2001              200,000     193,882
 Nationsbank Corporation, 7.25%, due 10/15/2025             100,000      96,106
 Trans Financial Bank N.A., 6.32%, due 10/17/1997           150,000     150,621
                                                                     ----------
                                                                        955,610

ELECTRIC GAS & SANITARY SERVICES (4.1%)
 Columbia Gas System, 7.62%, due 11/28/2025                 200,000     194,458
 Hydro Quebec, 9.50%, due 11/15/2030                        175,000     213,628
                                                                     ----------
                                                                        408,086

NONDEPOSITORY INSTITUTIONS (17.1%)
 Caterpillar Financial Asset Trust, Series 96, Class A3,
   6.30%, due 5/25/2002                                     250,000     248,438

                           Pinnacle Fixed Income Portfolio

                         Schedule of Investments (Unaudited)



                                                         PRINCIPAL
                                                           AMOUNT      VALUE
                                                         ---------------------
CORPORATE BONDS (CONTINUED)

NONDEPOSITORY INSTITUTIONS (17.1%) (CONTINUED)
 Chase Manhattan Credit Card Master Trust, Series
   96-3, Class A, 7.04%, Due 2/15/2005                   $  200,000  $  204,562
 First Omni Bank Credit Card Master Trust 96, Class A,
   6.65%, due 9/15/2003                                     200,000     201,686
 Ford Motor Credit Corporation, 5.75%, due 1/25/2001        135,000     130,688
 Ford Motor Credit Corporation, 7.47%, due 7/29/1999        300,000     307,965
 General Motors Acceptance Corporation, 6.70%, due
   6/24/1999                                                300,000     302,583
 NGC Corporation, 7.625%, due 10/15/2026                    100,000     101,495
 Sears Credit Account Master Trust, Series 96, Class A,
   6.50%, due 10/15/2003                                    200,000     200,125
                                                                     ----------
                                                                      1,697,542

TRANSPORTATION EQUIPMENT (6.5%)
 Nationsbank Auto Owner Trust, 6.125%, due
   7/15/1999                                                300,000     300,561
 Premier Auto Trust 95, Class A5, 6.15%, due
   3/06/2000                                                350,000     350,756
                                                                     ----------
                                                                        651,317
                                                                     ----------

TOTAL CORPORATE BONDS (Cost $4,027,268 )                              4,066,300

GOVERNMENT SECURITIES (56.5%)

U. S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE
 OBLIGATIONS (9.9%)
   Fed. Home Loan Mort. Corp., Gold, 6.00%, due 4/1/2011    147,211     141,921

                           Pinnacle Fixed Income Portfolio

                                                         PRINCIPAL
                                                           AMOUNT      VALUE
                                                         ---------------------


GOVERNMENT SECURITIES (CONTINUED)

U. S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE
 OBLIGATIONS (9.9%) (CONTINUED)
   Fed. Home Loan Mort. Corp., Remic Series 1694,
      6.50%, due 9/15/2023                               $  310,000  $  302,537
   Fed. Home Loan Mort. Corp., Gold, 6.50%, due 3/1/2026    199,622     191,077
   Fed. Home Loan Mort. Corp., Gold, 7.00%, due 1/1/2026*   145,000     141,783
   Fed. Home Loan Mort. Corp., Gold, 7.00%, due 4/1/2026      4,332       4,251
   Fed. Home Loan Mort. Corp., 8.00%, due 5/1/2014              898         924
   Fed. Home Loan Mort. Corp., Gold, 8.50%, due 8/1/2026    191,425     198,542
                                                                     ----------

                                                                        981,035

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
 SECURITIES (31.2%)
   Federal National Mortgage Assoc., 6.00%, due 4/1/2026 200,085 186,017 Federal National Mortgage Assoc., Class G, 6.50%,
      due 11/25/2007                                        300,000     296,250
   Federal National Mortgage Assoc., 7.00%, due 1/1/2026    343,364     335,958
   Federal National Mortgage Assoc., 7.00%, due 4/1/2026    136,761     133,983
   Federal National Mortgage Assoc., 7.00%, due 4/1/2026    391,476     382,789
   Federal National Mortgage Assoc., 7.50%, due 7/1/2026    168,427     168,584
   Federal National Mortgage Assoc., 8.00%, due 4/1/2026    140,960     143,736
   Federal National Mortgage Assoc., 8.50%, due 5/1/2009    119,420     122,555
   Federal National Mortgage Assoc., 9.00%, due 5/1/2025    174,765     184,650
   Govt. National Mortgage Assoc., 7.00%, due 3/15/2026     197,851     193,522
   Govt. National Mortgage Assoc., 7.50%, due 1/15/2026     251,597     251,675
   Govt. National Mortgage Assoc., 7.50%, due 11/15/2025     45,449      45,492
   Govt. National Mortgage Assoc., 8.00%, due 7/15/2005      20,191      20,871
   Govt. National Mortgage Assoc., 8.00%, due 4/15/2022     241,708     248,355

                           Pinnacle Fixed Income Portfolio

                                                         PRINCIPAL
                                                           AMOUNT      VALUE
                                                         ---------------------


GOVERNMENT SECURITIES (CONTINUED)

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
 SECURITIES (31.2%) (CONTINUED)
   Govt. National Mortgage Assoc., 8.00%, due 8/15/2026  $  197,118  $  201,060
   Govt. National Mortgage Assoc., 8.00%, due 11/15/2006     29,329      30,438
   Govt. National Mortgage Assoc., Commitment, 9.00%,
      due 11/01/2016*                                       150,000     160,875
                                                                     ----------
                                                                      3,106,810

U.S. GOVERNMENT OBLIGATIONS (14.4%)
 U.S. Treasury Bond, 6.75%, due 8/15/2026                   323,000     325,423
 U.S. Treasury Bond, 7.125%, due 2/15/2023                   75,000      78,305
 U.S. Treasury Bond, 7.50%, due 2/15/2005                   100,000     106,953
 U.S. Treasury Note, 5.625%, due 1/31/1998                   75,000      74,965
 U.S. Treasury Note, 5.875%, due 11/15/2005                 100,000      96,422
 U.S. Treasury Note, 6.25%, due 4/30/2001                   170,000     170,372
 U.S. Treasury Note, 6.37%, due 3/31/2001                   240,000     241,613
 U.S. Treasury Note, 6.625%, due 6/30/2001                   94,000      95,512
 U.S. Treasury Note, 6.625%, due 7/31/2001                  100,000     101,594
 U.S. Treasury Note, 6.875%, due 5/15/2006                   35,000      36,066
 U.S. Treasury Note, 7.25%, due 5/15/2004                   100,000     105,219
                                                                     ----------
                                                                      1,432,444

FOREIGN GOVERNMENT OBLIGATIONS (1.0%)
 Republic of Italy, 6.875%, due 9/27/2023                   100,000      95,097
                                                                     ----------
TOTAL GOVERNMENT SECURITIES (Cost $5,561,931)                         5,615,386

                           Pinnacle Fixed Income Portfolio

                                                         PRINCIPAL
                                                           AMOUNT      VALUE
                                                         ---------------------

SHORT-TERM SECURITIES (2.7%)

REPURCHASE AGREEMENT (2.7%)
 State Street Bank, 4.00%, due 1/2/1997
   (Dated 12/31/1996, collateralized by U.S. Treasury
   Bond, 7.125%, due 2/15/2023, value $281,450)          $  271,446  $  271,446
                                                                     ----------
TOTAL SHORT-TERM SECURITIES (Cost $271,446)                             271,446
                                                                     ----------


TOTAL INVESTMENTS (100.0%) (Cost $9,860,645)                         $9,953,132
                                                                     ----------
                                                                     ----------

 * Security purchased on a delayed delivery basis.

OTHER INFORMATION:
 Purchases and sales of securities excluding short-term securities, for the six months ended December 31, 1996, aggregated $6,510,126 and $6,763,656, respectively. Net unrealized appreciation for tax purposes aggregated $92,310, of which $104,170 related to appreciated investment securities and $11,860 related to depreciated investment securities. The aggregate cost of securities is $9,860,822 for tax purposes.

SEE ACCOMPANYING NOTES.

                     ARM Capital Advisors Money Market Portfolio

                         Statement of Assets and Liabilities

                            December 31, 1996 (Unaudited)



ASSETS
Investment in securities, at amortized cost
 -See accompanying schedule                                        $  5,496,431
Interest and other receivables                                           29,321
                                                                   ------------
TOTAL ASSETS                                                          5,525,752

LIABILITIES
Cash overdraft                                                           21,934
Accounts payable and accrued expenses                                    15,982
                                                                   ------------
TOTAL LIABILITIES                                                        37,916
                                                                   ------------

NET ASSETS, for 5,487,836 shares outstanding                       $  5,487,836
                                                                   ------------
                                                                   ------------

NET ASSET VALUE, offering and redemption price per share           $       1.00
                                                                   ------------
                                                                   ------------

SEE ACCOMPANYING NOTES.

                     ARM Capital Advisors Money Market Portfolio

                               Statement of Operations

                    Six Months Ended December 31, 1996 (Unaudited)




INVESTMENT INCOME
 Interest                                                        $    263,546

EXPENSES
 Investment advisory and management fees                               24,763
 Custody and accounting fees                                           25,122
 Professional fees                                                      8,691
 Directors' fees and expenses                                           3,034
 Other expenses                                                         2,572
                                                                 ------------
   Total expenses before reimbursement                                 64,182
   Less: expense reimbursement                                        (14,656)
                                                                 ------------
   Net expenses                                                        49,526
                                                                 ------------
 Net investment income                                                214,020
                                                                 ------------
 Net increase in net assets resulting from operations            $    214,020
                                                                 ------------
                                                                 ------------
SEE ACCOMPANYING NOTES.

                     ARM Capital Advisors Money Market Portfolio

                          Statement of Changes in Net Assets


                                                   SIX MONTHS
                                                      ENDED
                                                   DECEMBER 31,    YEAR ENDED
                                                      1996          JUNE 30,
                                                   (UNAUDITED)        1996
                                                  ------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income                           $    214,020    $    407,014

Distributions to shareholders from:
 Net investment income                               (214,020)       (407,014)

Capital share transactions at net asset value
 of $1.00 per share:
   Proceeds from sales of shares                   11,569,081      18,569,332
   Proceeds from reinvested distributions             214,505         407,014
   Cost of shares redeemed                        (15,151,597)    (16,873,594)
                                                  ------------------------------
     Net increase (decrease) in net assets
     resulting from share transactions             (3,368,011)      2,102,752
                                                  ------------------------------

Total increase (decrease) in net assets            (3,368,011)      2,102,752

NET ASSETS
Beginning of period                                 8,855,847       6,753,095
                                                  ------------------------------

End of period                                    $  5,487,836    $  8,855,847
                                                  ------------------------------
                                                  ------------------------------


SEE ACCOMPANYING NOTES.

                     ARM Capital Advisors Money Market Portfolio

                                 Financial Highlights


                                          SIX MONTHS                                    JANUARY 12, 1993
                                            ENDED                                       (COMMENCEMENT OF
                                         DECEMBER 31,         YEAR  ENDED JUNE 30,        OPERATIONS)
                                            1966        ---------------------------     THROUGH JUNE 30,
                                         (UNAUDITED)      1996      1995      1994           1993
                                       ----------------------------------------------------------------
SELECTED PER-SHARE DATA
Net asset value, beginning of
 period                                 $  1.00       $  1.00   $  1.00  $   1.00        $  1.00
Income from investment operations:
 Net investment income                     0.02          0.05      0.04      0.02           0.01
Less distributions:
 From net investment income               (0.02)        (0.05)    (0.04)    (0.02)         (0.01)
                                       ----------------------------------------------------------------

Net asset value, end of period          $  1.00       $  1.00   $  1.00  $   1.00        $  1.00
                                       ----------------------------------------------------------------
                                       ----------------------------------------------------------------

TOTAL RETURN (a)                           2.19%         4.55%     4.30%     2.04%          1.66%

RATIOS AND SUPPLEMENTAL DATA (b)
Net Assets, end of period (in
   thousands)                           $  5,488      $  8,856   $ 6,753   $ 5,452        $  754
Ratio of expenses to average
 net assets                                1.00%         1.12%     1.15%     1.29%          1.34%
Ratio of net investment income
 to average net assets                     4.32%         4.67%     4.31%     2.19%          1.67%
Ratio of expenses to average net
 assets before voluntary expense
 reimbursement                             1.30%         1.46%     1.27%     2.08%         22.41%
Ratio of net investment income
 (loss) to average net assets before
 voluntary expense reimbursement           4.02%         4.33%     4.20%     1.40%         (2.05%)

(a)  Total returns for periods less than one year are not annualized.

(b)  Data expressed as a percentage are annualized as appropriate.

                   ARM Capital Advisors Money Market Portfolio

                       Schedule of Investments (Unaudited)

                                December 31, 1996

                                                                  PRINCIPAL
                                                                    AMOUNT                  VALUE
                                                                -------------------------------------
SHORT-TERM SECURITIES (100.0%)

CORPORATE BONDS (92.5%)

DEPOSITORY INSTITUTIONS (4.5%)
     Wachovia Bank & Trust, 5.4375%, due 1/3/1997*              $   250,000              $   249,998

 INSURANCE CARRIERS (6.7%)
     American General Finance Life, 5.39%, due 1/22/1997            370,000                  368,837

 NONDEPOSITORY INSTITUTIONS (81.3%)
     American Express, 5.33%, due 1/8/1997                          384,000                  383,603
     Associate Corporation, 5.35%, due 1/31/1997                    349,000                  347,444
     Avco Financial Service, Inc., 5.32%, due 1/21/1997             420,000                  418,759
     Beneficial Corporation, 5.42%, due 1/16/1997                   370,000                  369,164
     Chevron Corporation, 5.50%, due 1/9/1997                       274,000                  273,665
     Cit Group Holdings, 5.39%, due 1/10/1997                       349,000                  348,530
     Ford Motor Credit Corporation, 5.38%, due 1/6/1997             349,000                  348,739
     General Electric Capital Corporation, 5.50%, due
      1/14/1997                                                     200,000                  199,603
     Household Finance Corporation, 5.39%, due
      1/13/1997                                                     370,000                  369,335
     IBM Credit Corporation, 5.38%, due 1/14/1997                   186,000                  185,639
     John Deere Capital Corportation, 5.37%, due
      1/24/1997                                                     349,000                  347,803
     Morgan Guaranty Trust Company, 5.25%, due
      1/15/1997                                                     200,000                  200,007

                   ARM Capital Advisors Money Market Portfolio




                                                                PRINCIPAL
                                                                   AMOUNT                    VALUE
                                                                -------------------------------------
CORPORATE BONDS (CONTINUED)

NONDEPOSITORY INSTITUTIONS (81.3%) (CONTINUED)
     Northwest Bankcorp, 7.875%, due 1/30/1997                  $   400,000              $   400,798
     Sears Roebuck Acceptance, 5.75%, due 1/7/1997                  274,000                  273,737
                                                                                         -----------
                                                                                           4,466,826
                                                                                         -----------

TOTAL CORPORATE BONDS (COST $5,085,661)                                                    5,085,661

GOVERNMENT SECURITIES (7.3%)

U.S. GOVERNMENT OBLIGATIONS (7.3%)
     U.S. Treasury Bills, 5.03%, due 1/23/1997                      400,000                  398,770
                                                                                         -----------

 TOTAL GOVERNMENT SECURITIES (Cost $398,770)                                                 398,770


OTHER SHORT-TERM SECURITIES (0.2%)
REPURCHASE AGREEMENT (0.2%)
     State Street Bank, 4.00%, due 1/2/1997
      (Dated 12/31/1996, collateralized by U.S. Treasury
      Bill, due 6/26/1997, value $12,294)                            12,000                   12,000
                                                                                         -----------

 TOTAL OTHER SHORT-TERM SECURITIES (Cost $12,000)                                             12,000
                                                                                         -----------

 TOTAL SHORT-TERM SECURITIES (100.0%) (Cost $5,496,431)                                  $ 5,496,431
                                                                                         -----------
                                                                                         -----------

* Variable rate note or floating note; rate shown effective at 12/31/96.


SEE ACCOMPANYING NOTES.

                        Morgan Stanley Asian Growth Portfolio

                         Statement of Assets and Liabilities

                            December 31, 1996 (Unaudited)


ASSETS
Investment in securities, at value (cost $12,793,668)
  -See accompanying schedule
                                                                $  13,724,943
Receivable for investment securities sold                              53,701
Dividends, interest and other receivables                              92,449
                                                                -------------
TOTAL ASSETS                                                       13,871,093

LIABILITIES
Cash overdraft                                                         22,426
Payable for investment securities purchased                             8,752
Accounts payable and accrued expenses                                  40,484
                                                                -------------
TOTAL LIABILITIES                                                      71,662
                                                                -------------

NET ASSETS                                                      $  13,799,431
                                                                -------------
                                                                -------------

Net Assets consist of:
  Paid-in capital                                               $  12,909,091
  Accumulated undistributed net realized loss on
     investments and foreign currency transactions                    (40,935)
  Net unrealized appreciation on investments and
     assets and liabilities in foreign currencies                     931,275
                                                                -------------

NET ASSETS, for 1,274,833 shares outstanding                    $  13,799,431
                                                                -------------
                                                                -------------

NET ASSET VALUE, offering and redemption price per share        $       10.82
                                                                -------------
                                                                -------------
SEE ACCOMPANYING NOTES.

                        Morgan Stanley Asian Growth Portfolio

                               Statement of Operations

                    Six Months Ended December 31, 1996 (Unaudited)


INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $14,159)              $  95,949
  Interest                                                             20,178
                                                                    ---------
Total investment income                                               116,127

EXPENSES
  Investment advisory and management fees                              70,653
  Custody and accounting fees                                          95,020
  Professional fees                                                     8,685
  Directors' fees and expenses                                          3,034
  Other expenses                                                        3,810
                                                                    ---------
     Total expenses before reimbursement                              181,202
     Less: expense reimbursement                                      (54,054)
                                                                    ---------
     Net expenses                                                     127,148
                                                                    ---------
Net investment loss                                                   (11,021)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
  CURRENCY
Net realized gain (loss) on:
  Investment securities                                                41,508
  Foreign currency transactions                                        (4,195)
                                                                    ---------
     Net realized gain                                                 37,313

Change in unrealized appreciation on investment securities           (119,118)
                                                                    ---------

Net loss on investments and foreign currencies                        (81,805)
                                                                    ---------

Net decrease in net assets resulting from operations                $ (92,826)
                                                                    ---------

SEE ACCOMPANYING NOTES.

                        Morgan Stanley Asian Growth Portfolio

                          Statement of Changes in Net Assets


                                                       SIX MONTHS
                                                         ENDED
                                                      DECEMBER 31,  YEAR ENDED
                                                          1996       JUNE 30,
                                                       (UNAUDITED)     1996
                                                     --------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment loss                                $   (11,021)  $  (16,890)
  Net realized gain (loss) on investments and
     foreign currency transactions                        37,313      (28,598)
  Change in net unrealized appreciation on
     investments and translation of assets and
     liabilities in foreign currency                    (119,118)     832,114
                                                     --------------------------
        Net increase (decrease) in net assets
           resulting from operations                     (92,826)     786,626

Distributions to shareholders from:
  Net investment income                                        -      (46,376)
  Net realized gain on investments                             -      (14,536)
                                                     --------------------------
     Total distributions                                       -      (60,912)

Capital share transactions:
  Proceeds from sales of shares                        1,014,194    5,146,338
  Proceeds from reinvested distributions                       -       60,912
  Cost of shares redeemed                             (2,074,032)  (3,805,532)
                                                     --------------------------
     Net increase (decrease) in net assets
        resulting from share transactions             (1,059,838)   1,401,718
                                                     --------------------------

Total increase (decrease) in net assets               (1,152,664)   2,127,432

NET ASSETS
Beginning of period                                   14,952,095   12,824,663
                                                     --------------------------

End of period (including undistributed net
  investment income of $41,334 at June 30, 1996)     $13,799,431  $14,952,095
                                                     --------------------------
                                                     --------------------------

OTHER INFORMATION
Shares:
  Sold                                                    96,799      482,863
  Issued through reinvestment of distributions                 -        6,543
  Redeemed                                              (199,211)    (371,590)
                                                     --------------------------
     Net increase                                       (102,412)     117,816
                                                     --------------------------
                                                     --------------------------

SEE ACCOMPANYING NOTES.

                        Morgan Stanley Asian Growth Portfolio

                                 Financial Highlights


                                                      SIX MONTHS                             JUNE 15, 1994
                                                         ENDED                               (COMMENCEMENT
                                                       DECEMBER 31,   YEAR ENDED JUNE 30,    OF OPERATIONS)
                                                          1996      ----------------------- THROUGH JUNE 30,
                                                      (UNAUDITED)      1996         1995        1994
                                                      -------------------------------------------------------
SELECTED PER-SHARE DATA
Net asset value, beginning of period                   $   10.86    $   10.18    $   10.00    $   10.00
Income from investment operations:
  Net investment income (loss)                             (0.01)       (0.01)        0.01         0.00(a)
  Net realized and unrealized gain (loss)
     on investments                                        (0.03)        0.74         0.17            -
                                                      -------------------------------------------------------
  Total from investment operations                         (0.04)        0.73         0.18            -
Less distributions:
  From net investment income                                   -        (0.04)       (0.00)(a)        -
  From net realized gain                                       -        (0.01)           -            -
                                                      -------------------------------------------------------
Total distributions                                            -        (0.05)           -            -
                                                      -------------------------------------------------------
Net asset value, end of period                         $   10.82    $   10.86    $   10.18    $   10.00
                                                      -------------------------------------------------------
                                                      -------------------------------------------------------
TOTAL RETURN (b)                                           (0.55%)       7.19%        1.80%        0.52%

RATIOS AND SUPPLEMENTAL DATA (c)
Net assets, end of period (in thousands)               $  13,799    $  14,952    $  12,825    $   1,905
Ratio of expenses to average net assets                     2.00%        2.00%        1.92%        0.75%
Ratio of net investment income (loss) to
  average net assets                                       (0.16%)      (0.13%)       0.76%        0.59%
Ratio of expenses to average net assets
  before voluntary expense reimbursement                    2.77%        2.21%        1.92%        9.79%
Ratio of net investment income (loss) to
  average net assets before voluntary
  expense reimbursement                                    (0.93%)      (0.34%)       0.76%       (8.44%)
Portfolio turnover rate                                       30%          51%          30%           -
Average commission paid per equity
  share traded                                         $   .0106(d)


(a) Less than $0.01 per share.

(b) Total returns for periods less than one year are not annualized.

(c) Data expressed as a percentage are annualized as appropriate.

(d) Disclosure required for fiscal years beginning after September 1, 1995.

                        Morgan Stanley Asian Growth Portfolio

                         Schedule of Investments (Unaudited)

                                  December 31, 1996

                                                         NUMBER
                                                       OF SHARES       VALUE
                                                      -------------------------

COMMON STOCKS (98.4%)

CHINA (0.1%)
  Yizheng Chemical Fibre Company, Ltd.                    52,000  $    12,639

HONG KONG (32.8%)
  Asia Satellite Telecommunications Holdings, Ltd.*        9,000       20,887
  CDL Hotels International, Ltd.                          67,000       38,332
  Changchai Company, Ltd.*                                54,000       46,917
  Cheung Kong Holdings, Ltd.                              74,000      657,767
  Cheung Kong Infrastructure Holdings*                    22,000       58,310
  China Resources Beijing Land                            86,000       54,483
  China Resources Enterprise, Ltd.*                       84,000      188,971
  Citic Pacific, Ltd.                                     68,000      394,751
  Edaran Otomobil Nasional                                22,000      219,956
  Great Eagle Holdings, Ltd.                               4,000       16,498
  Guangshen Railway Company, Ltd.                         82,000       35,516
  Hang Seng Bank, Ltd.                                    11,400      138,548
  Hong Kong Telecom                                      298,200      480,004
  HSBC Holdings Plc                                       22,655      484,763
  Jurong Shipyard, Ltd.                                   13,000       65,488
  New World Infrastructure, Ltd.                          70,000      472,881
  Petronas Gas Berhad                                     68,000      282,716
  PT Hanjaya Mandala Sampoerna                            26,000      138,696
  Shanghai Industrial Holdings, Ltd.*                     13,000       47,398
  Sun Hung Kai Properties                                 28,000      343,009
  Swire Pacific, Ltd.                                     33,000      314,662
                                                                  -----------
                                                                    4,500,553

                        Morgan Stanley Asian Growth Portfolio

                                                         NUMBER
                                                       OF SHARES       VALUE
                                                      -------------------------

COMMON STOCKS (CONTINUED)

INDIA (0.7%)
  Dialog Group Berhad                                      4,000  $    57,018
  Hindalco Industries, Ltd.                                  500        9,935
  State Bank of India, Ltd.*                               2,000       35,000
                                                                  -----------
                                                                      101,953

INDONESIA (9.0%)
  Cosco Pacific, Ltd.                                     26,000       30,254
  Hicom Holdings Berhad                                   25,000       71,768
  Keppel Corporation, Ltd.                                38,000      295,963
  PT Astra International                                  25,000       68,798
  PT Bank International Indonesia                         60,906       59,952
  PT Daya Guna Samudera*                                 236,500      275,349
  PT Gudang Garam                                         17,000       73,412
  PT Indah Kiat Pulp & Paper Corporation                  80,750       58,973
  PT Telekomunikasi Indonesia                            172,500      297,603
                                                                  -----------
                                                                    1,232,072

MALAYSIA (20.9%)
  Development Bank of Singapore                           22,000      297,106
  Genting Berhad                                          58,000      399,605
  IJM Corporation Berhad                                  29,000       68,323
  Industrial Oxygen Incorporated Berhad                   16,000       24,581
  Kerry Properties, Ltd.                                  50,000      137,048
  Leader Universal Holdings Berhad                        27,000       56,662
  Mahindra & Mahindra, Ltd.                                4,000       47,000
  Malayan Banking Berhad                                  39,000      432,390
  Malaysian International Shipping Berhad                 50,000      148,485
  Public Bank Berhad                                           1            1

                        Morgan Stanley Asian Growth Portfolio

                                                         NUMBER
                                                       OF SHARES       VALUE
                                                      -------------------------

COMMON STOCKS (CONTINUED)

MALAYSIA (20.9%) (CONTINUED)
  Renong Berhad                                           99,000  $   175,617
  Resorts World Berhad                                    53,000      241,338
  Sime Darby Berhad                                      108,000      425,500
  Telekom Malaysia                                        37,000      329,639
  United Engineers, Ltd.                                   9,500       85,764
                                                                  -----------
                                                                    2,869,059

PHILIPPINES (4.5%)
  Ayala Land, Incorporated                                50,900       58,061
  Digital Telecom Philippines, Incorporated*             490,000       40,989
  DMCI Holdings, Incorporated*                            63,300       41,518
  JG Summit Holdings                                     585,600      164,771
  Manila Electric Company                                 13,450      109,952
  Petron Corporation                                     214,275       72,511
  Philippine Long Distance Tel                             1,030       56,591
  SM Prime Holdings, Ltd.                                280,160       72,437
                                                                  -----------
                                                                      616,830
SINGAPORE (16.5%)
  C.K. Tang, Ltd.                                         17,000       20,650
  Comfort Group, Ltd.                                     75,000       66,452
  Commerce Asset Holdings                                 18,000      135,419
  Electronic Resources, Ltd.                              68,000       80,171
  Fraser & Neave, Ltd.                                     3,200       32,926
  Henderson Land Development Company, Ltd.                11,000      110,932
  Hong Kong Ferry Holdings                                11,000       21,475
  Hutchison Whampoa                                       75,000      589,081
  Natsteel Broadway, Ltd.*                                90,000       63,900
  Overseas Chinese Banking                                23,300      289,689

                        Morgan Stanley Asian Growth Portfolio

                                                         NUMBER
                                                       OF SHARES       VALUE
                                                      -------------------------

COMMON STOCKS (CONTINUED)

SINGAPORE (16.5%) (CONTINUED)
  Parkway Holdings, Ltd.                                  18,000  $    70,740
  Phantra Thanakit Plc                                    11,000       31,301
  PT Sorini Corporation                                   38,000       17,697
  Sembawamg Corporation, Ltd.                             15,000       79,314
  Singapore Press Holdings                                 7,200      141,994
  Straits Steamship Land                                  42,000      134,448
  Straits Steamship Land Warrants                         44,250       47,744
  Straits Trading Company                                 20,000       48,589
  United Overseas Bank                                    25,000      278,671
                                                                  -----------
                                                                    2,261,193

SOUTH KOREA (2.9%)
  Guangshen Railway*                                       1,000       20,625
  Kookmin Bank*                                            1,000       18,175
  Korea Electric Power Corporation                         3,000       61,500
  Korea Mobile Telecom                                     9,167      118,026
  Pohang Iron & Steel, Ltd.                                2,500       50,625
  Samsung Electronics*                                       687       27,909
  Samsung Electronics New*                                 2,641      107,290
                                                                  -----------
                                                                      404,150

TAIWAN (2.2%)
  Want Want Holdings                                      40,000      105,200
  Wharf Holdings, Ltd.                                    40,000      199,625
                                                                  -----------
                                                                      304,825

                        Morgan Stanley Asian Growth Portfolio

                                                         NUMBER
                                                       OF SHARES       VALUE
                                                      -------------------------

COMMON STOCKS (CONTINUED)

THAILAND (8.5%)
  Advanced Information Service                            12,600  $   107,071
  Advanced Information Service Plc                         2,100       17,845
  Bangkok Bank Company, Ltd.                              23,700      229,110
  Finance One Company, Ltd.                               33,400       67,701
  National Finance and Securities Company, Ltd.           33,200       62,443
  Shinawatra Computer Company Plc                         13,300      160,717
  Shinawatra Computer Company Plc                          2,100       25,376
  Siam Commercial Bank Company                            24,900      180,533
  Singapore Airlines, Ltd.                                11,000       99,821
  Thai Farmers Bank Company, Ltd.                         27,300      170,266
  Thai Farmers Bank Company, Ltd.-Warrants                 3,412        3,225
  United Communication Industry                            6,400       43,408
                                                                  -----------
                                                                    1,167,516

UNITED STATES (0.3%)
  Hongkong Land Holdings, Ltd.                            14,000       38,920
                                                                  -----------


TOTAL COMMON STOCKS (Cost $12,578,435)                             13,509,710

                        Morgan Stanley Asian Growth Portfolio

                                                        PRINCIPAL
                                                         AMOUNT        VALUE
                                                      -------------------------

SHORT-TERM SECURITIES (1.6%)

REPURCHASE AGREEMENT (1.6%)
  State Street Bank, 4.00%, due 1/2/1997
   (Dated 12/31/1996, collateralized by U.S.
   Treasury Bond 7.125%, due 2/15/2023,
   value $221,913)                                   $   215,233  $   215,233
                                                                  -----------

TOTAL SHORT-TERM SECURITIES (Cost $215,233)                           215,233
                                                                  -----------

TOTAL INVESTMENTS (100.0%) (Cost $12,793,668)                     $13,724,943
                                                                  -----------
                                                                  -----------

*   Non-income producing

OTHER INFORMATION:
  Purchases and sales of securities excluding short-term securities, for the six months ended December 31, 1996, aggregated $3,926,685 and $3,966,552, respectively. Net unrealized appreciation for tax purposes aggregated $930,422, of which $2,281,045 related to appreciated investment securities and $1,350,623 related to depreciated investment securities. The aggregate cost of securities $12,794,521 for tax purposes.

SEE ACCOMPANYING NOTES.

                      Morgan Stanley Asian Growth Portfolio

     As of December 31,1996, the Portfolio had investments in the following industries.

                                                                     PERCENT OF
                                                                        TOTAL
                                                                     INVESTMENTS
                                                                   -------------

INDUSTRY
  Agricultural Services                                                   0.2%
  Amusement & Recreation Services                                         2.9
  Automotive Dealers                                                      0.5
  Chemicals & Allied Products                                             0.1
  Communications                                                         13.2
  Depository Institutions                                                20.5
  Electric, Gas, & Sanitary Services                                      1.8
  Electronic & Other Electric Equipment                                   4.2
  Fabricated Metal Products                                               0.5
  Fishing, Hunting, & Trapping                                            2.0
  Food & Kindred Products                                                 1.1
  General Building Contractors                                            0.5
  General Merchandise Stores                                              0.2
  Heavy Construction Contractors                                          1.2
  Holding & Other Investment Offices                                      0.8
  Hotels & Other Lodging Places                                           3.2
  Industrial Machinery & Equipment                                        1.4
  Miscellaneous Manufacturing Industries                                  0.3
  Nondepository Institutions                                              0.2
  Oil & Gas Extraction                                                    2.5
  Paper & Allied Products                                                 0.4
  Primary Metal Industries                                                0.8
  Printing & Publishing                                                   1.0
  Railroad Transportation                                                 0.4
  Real Estate                                                            25.8
  Repurchase Agreements                                                   1.6
  Securities & Commodity Brokers                                          0.5
  Tobacco Products                                                        1.5
  Transportation by Air                                                   3.0
  Transportation Equipment                                                3.6
  Water Transportation                                                    1.1
  Wholesale Trade - Durable Goods                                         3.0
                                                                   -------------
                                                                        100.0%
                                                                   -------------
                                                                   -------------


SEE ACCOMPANYING NOTES.
                                       115

                 Morgan Stanley Worldwide High Income Portfolio

                       Statement of Assets and Liabilities

                          December 31, 1996 (Unaudited)


ASSETS
Investment in securities, at value (cost $6,384,634)
-See accompanying schedule                                          $ 6,806,700
Cash                                                                    899,082
Receivable for investment securities sold                                43,981
Interest and other assets                                               127,744
                                                                    ------------
TOTAL ASSETS                                                          7,877,507
                                                                    ------------
LIABILITIES
Payable for investment securities purchased                             899,360
Accounts payable and accrued expenses                                    22,594
                                                                    ------------
TOTAL LIABILITIES                                                       921,954
                                                                    ------------

NET ASSETS                                                          $ 6,955,553
                                                                    ------------
                                                                    ------------
Net Assets consist of:
  Paid-in capital                                                   $ 6,043,057
  Undistributed net investment income                                   292,501
  Accumulated undistributed net realized gain on investments            197,929
  Net unrealized appreciation on investment securities                  422,066
                                                                    ------------

NET ASSETS, for 592,279 shares outstanding                          $ 6,955,553
                                                                    ------------
                                                                    ------------
NET ASSET VALUE, offering and redemption price per share            $     11.74
                                                                    ------------
                                                                    ------------

SEE ACCOMPANYING NOTES.

                 Morgan Stanley Worldwide High Income Portfolio

                             Statement of Operations

                 Six Months Ended December 31, 1996 (Unaudited)

INVESTMENT INCOME
  Dividends                                                         $    2,308
  Interest                                                             331,306
                                                                    -----------
    Total investment income                                            333,614

EXPENSES
  Investment advisory and management fees                               26,198
  Custody and accounting fees                                           25,092
  Professional fees                                                      8,685
  Directors' fees and expenses                                           3,034
  Other expenses                                                         3,777
                                                                    -----------
    Total expenses before reimbursement                                 66,786
    Less: expense reimbursement                                         (9,767)
                                                                    -----------
    Net expense                                                         57,019
                                                                    -----------
Net investment income                                                  276,595

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investments                                     197,929
  Change in unrealized appreciation on investment securities           412,788
                                                                    -----------
Net gain on investments                                                610,717
                                                                    -----------
Net increase in net assets resulting from operations                $  887,312
                                                                    -----------
                                                                    -----------

SEE ACCOMPANYING NOTES.

                 Morgan Stanley Worldwide High Income Portfolio

                       Statement of Changes in Net Assets

                                                                                                    SIX MONTHS
                                                                                                      ENDED
                                                                                                    DECEMBER 31,    YEAR ENDED
                                                                                                       1996          JUNE 30,
                                                                                                    (UNAUDITED)        1996
                                                                                                    --------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income                                                                            $   276,595     $  616,219
  Net realized gain on investments                                                                     197,929        142,020
  Change in net unrealized appreciation (depreciation)                                                 412,788        276,653
                                                                                                    --------------------------
    Net increase in net assets resulting from operations                                               887,312      1,034,892

Distributions to shareholders from:
  Net investment income                                                                               (599,736)      (532,957)
  Net realized gain on investments                                                                     (52,530)        (6,625)
                                                                                                    --------------------------
    Total distributions                                                                               (652,266)      (539,582)

Capital share transactions:
  Proceeds from sales of shares                                                                      1,810,209      1,113,906
  Proceeds from reinvested distributions                                                               652,266        539,582
  Cost of shares redeemed                                                                           (1,531,436)    (2,601,227)
                                                                                                    --------------------------
    Net increase  (decrease) in net assets from share transactions                                     931,039       (947,739)
                                                                                                    --------------------------
Total increase (decrease) in net assets                                                              1,166,085       (452,429)

NET ASSETS
Beginning of period                                                                                  5,789,468      6,241,897
                                                                                                    --------------------------

End of period (including undistributed net investment
  income of $292,501 and $615,642, respectively)                                                   $ 6,955,553    $ 5,789,468
                                                                                                    --------------------------
                                                                                                    --------------------------
OTHER INFORMATION
Shares:
  Sold                                                                                                 148,879        103,380
  Issued through reinvestment of distributions                                                          56,848         54,452
  Redeemed                                                                                            (128,457)      (242,988)
                                                                                                    --------------------------
    Net increase (decrease)                                                                             77,270        (85,156)
                                                                                                    --------------------------
                                                                                                    --------------------------

SEE ACCOMPANYING NOTES.

                 Morgan Stanley Worldwide High Income Portfolio

                              Financial Highlights



                                                                       SIX MONTHS                                  JUNE 15, 1994
                                                                          ENDED                                    (COMMENCEMENT
                                                                       DECEMBER 31,       YEAR ENDED JUNE 30,      OF OPERATIONS)
                                                                          1996         -------------------------  THROUGH JUNE 30,
                                                                       (UNAUDITED)        1996           1995           1994
                                                                       ------------------------------------------------------------
SELECTED PER-SHARE DATA
Net asset value, beginning of period                                    $  11.24       $  10.40       $  10.00       $  10.00
Income from investment operations:
  Net investment income                                                     0.35           1.25           0.89           0.00 (a)
  Net realized and unrealized gain (loss) on investments                    1.33           0.54          (0.49)             -
                                                                       ------------------------------------------------------------
  Total from investment operations                                          1.68           1.79           0.40              -
Less distributions:
  From net investment income                                               (1.08)         (0.94)         (0.00) (a)         -
  From net realized gain on investments                                    (0.10)         (0.01)             -              -
                                                                       ------------------------------------------------------------
    Total distributions                                                    (1.18)         (0.95)             -              -
                                                                       ------------------------------------------------------------
Net asset value, end of period                                          $  11.74       $  11.24       $  10.40       $  10.00
                                                                       ------------------------------------------------------------
                                                                       ------------------------------------------------------------
TOTAL RETURN (b)                                                           15.86          18.41           4.00%          0.79%

RATIOS AND SUPPLEMENTAL DATA (c)
Net assets, end of period
  (in thousands)                                                        $  6,956       $  5,789       $  6,242         $  687
Ratio of expenses to average
  net assets                                                                1.85           1.85           1.61%          0.85%
Ratio of net investment income
  to average net assets                                                     8.97          10.04           9.28%          0.80%
Ratio of expenses to average net
  assets before voluntary expense reimbursement                             2.16           2.06           1.61%         24.78%
Ratio of net investment income (loss)
  to average net assets before voluntary expense reimbursement              8.66           9.83           9.28%        (23.13%)
Portfolio turnover rate                                                       43            122            142%             -

(a) Less than $0.01 per share.

(b) Total returns for periods less than one year are not annualized.

(c) Data expressed as a percentage are annualized as appropriate.

                 Morgan Stanley Worldwide High Income Portfolio

                       Schedule of Investments (Unaudited)

                                December 31, 1996

                                                                 PRINCIPAL
                                                                   AMOUNT                   VALUE
                                                                ------------            ------------
CORPORATE BONDS (86.2%)

ARGENTINA (10.0%)
 Industrias Metallurgicas Pescarmona S. A.,
  11.75%, due 3/27/1998                                          $  250,000              $  258,125
 Republic of Argentina, 6.625%, due 3/31/2005                       490,000                 425,840
                                                                                        ------------
                                                                                            683,965

BRAZIL (16.9%)
 Iochpe-Maxion S.A., 12.375%, due 11/8/2002                         500,000                 495,000
 Iochpe-Maxion S.A., 12.375%, due 11/8/2002 (a)                     250,000                 247,500
 Republic of Brazil, 4.50%, due 4/15/2004                           550,685                 405,266
                                                                                        ------------
                                                                                          1,147,766

COLUMBIA (0.7%)
 Occidente Y Caribe Cel, 0.00%, due 3/15/2004 (c)                    85,000                  49,938

MEXICO (4.5%)
 Cemex SA de C.V., 9.50%, due 9/20/2001                             300,000                 306,375

PHILIPPINES (0.3%)
 Philippine Long Dist Telephone, 9.25%, due 6/30/2006                20,000                  21,378

RUSSIA (14.6%)
 Ministry Finance Russia, 3.00%, due 5/14/2003 (a)                1,620,000                 991,237

UNITED KINGDOM (0.8%)
 Telewest Plc, 0.00%, due 10/1/2007 (c)                              75,000                  52,312


                 Morgan Stanley Worldwide High Income Portfolio


                                                                  PRINCIPAL
                                                                   AMOUNT                   VALUE
                                                                ------------            ------------
CORPORATE BONDS (CONTINUED)

UNITED STATES (38.4%)
 Advanced Micro Devices, Inc.,
  11.00%, due 8/1/2003                                           $   55,000              $   59,675
 Aircraft Lease Portfolio Securitization, Series 96
  Class D, 12.75%, due 6/15/2006                                     49,962                  51,836
 Boyd Gaming Corporation, 9.25%, due 10/1/2003                       50,000                  48,875
 Brooks Fiber Properties, 0.00%, due 11/1/2001 (a), (c)              50,000                  31,844
 Cablevision Systems Corporation,
  9.25%, due 11/1/2005                                               30,000                  29,700
 Cablevision Systems, 9.875%, due 5/15/2006                          55,000                  56,374
 Cleveland Electric Illuminating Company,
  8.375%, due 12/1/2011                                              45,000                  47,447
 Cole National Group, 9.875%, due 12/31/2006                         60,000                  61,500
 Comcast Cellular, 0.00%, due 3/5/2000 (b)                           85,000                  61,200
 Comcast Corporation, 9.375%, due 5/15/2005                          65,000                  67,438
 Comcast Corporation, 9.175%, due 10/15/2006                         25,000                  25,594
 Courtyard By Marriott, 10.75%, due 2/1/2008                         50,000                  52,750
 Digital Equipment, 8.625%, due 11/1/2012                            15,000                  14,535
 Dr. Structured Finance, 7.60%, due 8/15/2007                        89,619                  80,342
 Echostar Satellite Broadcasting,
  13.125%, due 3/15/2000 (c)                                        125,000                  94,375
 Ecuador-Global Bearer-PDI, 7.25%, due 2/27/2015                    105,739                  64,995
 First Nationwide Escrow, 10.625%, due 10/1/2003 (a)                 30,000                  32,400
 First Nationwide Holdings, 9.125%, due 1/15/2003                    35,000                  35,700
 Flores & Rucks Incorporated, 9.50%, due 10/1/2006                   35,000                  37,100
 Gaylord Container, 11.50%, due 5/15/2001                            75,000                  81,000
 Gaylord Container, 12.75%, due 5/15/1998 (c)                        15,000                  16,575


                 Morgan Stanley Worldwide High Income Portfolio

                                                                 PRINCIPAL
                                                                   AMOUNT                   VALUE
                                                                ------------            ------------
CORPORATE BONDS (CONTINUED)

UNITED STATES (38.4%) (CONTINUED)
 Grand Casinos, Inc., 10.125%, due 12/1/2003                     $   60,000              $   60,300
 HMC Acquisition Propreties, 9.00%, due 12/15/2007                   35,000                  35,525
 Home Holdings, 8.625%, due 12/15/2003                               30,000                   6,535
 Homeside, Inc., 11.25%, due 5/15/2003 (a)                           15,000                  16,725
 Host Mar Travel Plaza, 9.50%, due 5/15/2005                         50,000                  52,188
 International Home Foods, 10.375%, due 11/1/2006                    15,000                  15,525
 ISP Holdings, Inc., 9.00%, due 10/15/2003 (a)                       50,000                  50,625
 Ivaco, Inc., 11.50%, due 9/15/2005                                  10,000                   9,975
 IXC Communications, Inc., 12.50%, due 10/1/2005                     40,000                  43,800
 Lenfest Communications, 8.375%, due 11/1/2005                       45,000                  43,481
 Marcus Cable Company, 14.25%, due 12/15/2005 (c)                    85,000                  60,031
 Maxxam Group Holdings, Inc., 12.00%, due 8/1/2003                   25,000                  25,406
 MFS Communications Company, Inc.,
  8.875%, due 1/15/2001 (c)                                         125,000                  90,938
 Midland Cogeneration Vent, 10.33%, due 7/23/2002                    23,275                  24,787
 Midland Cogeneration Vent, 10.33%, due 7/23/2002                     7,205                   7,655
 Midland Funding II, 11.75%, due 7/23/2005                           15,000                  16,607
 Nextel Communications, 9.75%, due 8/15/2004 (c)                    175,000                 119,437
 Norcal Waste Systems, 13.00%, due 11/15/2005 (c)                    85,000                  93,925
 Nuevo Energy Company, 9.50%, due 4/15/2006                          35,000                  37,188
 Owens-Illinois, Inc., 11.00%, due 12/1/2003                         55,000                  61,188
 Paging Network, 10.00%, due 10/15/2008 (a)                          35,000                  35,306
 Paging Network, 10.125%, due 8/1/2007                               20,000                  20,400
 Parker Drilling Corporation, 9.75%, due 11/15/2006                  20,000                  20,825
 Quest Diagnostic, Inc., 10.75%, due 12/15/2006                      10,000                  10,500
 Revlon Worldwide, 0.00%, due 3/15/1998 (b)                          70,000                  60,200


                 Morgan Stanley Worldwide High Income Portfolio



                                                                   NUMBER
                                                                 OF SHARES
                                                                OR PRINCIPAL
                                                                   AMOUNT                   VALUE
                                                                ------------            ------------
CORPORATE BONDS (CONTINUED)

UNITED STATES (38.4%) (CONTINUED)
 Rogers Cablesystems, 10.00%, due 3/15/2005                      $   70,000              $   74,550
 Rogers Communications, Inc., 9.125%, due 1/15/2006                  15,000                  14,775
 SD Warren Company, 12.00%, due 12/15/2004                           65,000                  70,200
 Southland Corporation, 5.00%, due 12/15/2003                        80,000                  65,600
 Station Casinos, Inc., 9.625%, due 6/1/2003                         15,000                  14,925
 Stone Container, 11.5%, due 8/15/2006 (a)                           20,000                  20,625
 TCI Communications, Inc., 7.875%, due 2/15/2026                     45,000                  40,251
 Teleport Communications, 0.00%, due 7/1/2001 (c)                    50,000                  34,438
 TLC Beatrice International Holdings,
  11.50%, due 10/1/2005                                              45,000                  47,813
 United States Can Corporation,
  10.125%, due 10/15/2006                                            40,000                  42,050
 Viacom International, 8.00%, due 7/7/2006                          125,000                 120,937
                                                                                        ------------
                                                                                          2,616,491

TOTAL CORPORATE BONDS (Cost $5,455,548)                                                   5,869,462

PREFERRED STOCKS (2.6%)

UNITED STATES (2.6%)
 Fresenius Medical Care Cap, 9.00%, due 12/1/2006                        35                  35,613
 TCI Communications, Inc., 5.00%, due 7/31/2006                         355                  32,749
 Time Warner, 10.25%, due 7/1/2016                                       99                 107,020
                                                                                        ------------
                                                                                            175,382

TOTAL PREFERRED STOCKS (Cost $167,230)                                                      175,382

                 Morgan Stanley Worldwide High Income Portfolio


                                                                 PRINCIPAL
                                                                   AMOUNT                   VALUE
                                                                ------------            ------------
SHORT-TERM SECURITIES (11.2%)

REPURCHASE AGREEMENT (11.2%)
 State Street Bank, 4.00%, due 1/2/1997
  (Dated 12/31/1996, collateralized by U.S. Treasury
  Bond, 7.125%, due 2/15/2023, value $779,400)                   $  761,856              $  761,856
                                                                                        ------------

TOTAL SHORT-TERM SECURITIES (Cost $761,856)                                                 761,856
                                                                                        ------------

TOTAL INVESTMENTS (100.0%) (Cost $6,384,634)                                             $6,806,700
                                                                                        ------------
                                                                                        ------------

OTHER INFORMATION:
 Purchases and sales of securities excluding short-term securities, for the six months ended December 31, 1996, aggregated $2,675,085 and $2,332,711, respectively. Net unrealized appreciation for tax purposes aggregated $420,927, of which $453,155 related to appreciated investment securities and $32,228 related to depreciated investment securities. The aggregate cost of securities is $6,385,773 for tax purposes.

(a) Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b) Deferred interest obligation; currently zero coupon under terms of initial offering.

(c)  Variable rate note or floating note; rate shown effective at 12/31/96.

                 Morgan Stanley Worldwide High Income Portfolio

     As of December 31, 1996, the Portfolio had investments in the following industries.

                                                                     PERCENT OF
                                                                        TOTAL
                                                                     INVESTMENTS
                                                                     -----------
INDUSTRY
 Amusement & Recreation Services                                         0.9%
 Chemicals & Allied Products                                             0.9
 Communications                                                         16.0
 Electric, Gas, & Sanitary Services                                      2.6
 Electronic & Other Electric Equipment                                   2.7
 Fabricated Metal Products                                               0.6
 Finance, Taxation & Monetary Policy                                    14.6
 Food & Kindred Products                                                 0.2
 Food Stores                                                             1.0
 Government                                                             13.2
 Health Services                                                         0.2
 Holding & Other Investment Offices                                      1.5
 Hotels & Other Lodging Places                                           3.0
 Industrial Machinery & Equipment                                       11.1
 Instruments & Related Products                                          0.9
 Insurance Carriers                                                      0.6
 Miscellaneous Manufacturing Industries                                  0.7
 Motion Pictures                                                         1.6
 Nondepository Institutions                                              2.7
 Oil & Gas Extraction                                                    1.4
 Paper & Allied Products                                                 1.3
 Primary Metal Industries                                                0.5
 Repurchase Agreements                                                  11.2
 Stone, Clay, & Glass Products                                           5.4
 Wholesale Trade - Durable Goods                                         3.8
 Wholesale Trade - Nondurable Goods                                      1.4
                                                                      -------
                                                                       100.0%
                                                                      -------
                                                                      -------


SEE ACCOMPANYING NOTES.

                       The Legends Fund, Inc.

                   Notes to Financial Statements

                   December 31, 1996 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

The Legends Fund, Inc. (the "Fund") was formed as a Maryland corporation on July 22, 1992. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund has ten investment portfolios (the "Portfolios"): Renaissance Balanced, Zweig Asset Allocation, Nicholas-Applegate Balanced, Harris Bretall Sullivan & Smith Equity Growth, Dreman Value, Zweig Equity (Small Cap), Pinnacle Fixed Income, ARM Capital Advisors Money Market, Morgan Stanley Asian Growth and Morgan Stanley Worldwide High Income. ARM Securities Corporation ("ARM Securities"), formerly known as SBM Financial Services, Inc., a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc., distributes shares of the Fund to the variable annuity separate accounts of Integrity Life Insurance Company ("Integrity") and its wholly owned subsidiary, National Integrity Life Insurance Company ("National Integrity"). ARM Capital Advisors, Inc. ("ARM Capital Advisors"), a SEC-registered investment adviser, provides management services to the Fund pursuant to a Management Agreement (the "Management Agreement") effective February 1, 1996.

ARM Financial Group, Inc. ("ARM") is the ultimate parent of ARM Capital Advisors, Integrity, National Integrity, and ARM Securities. ARM specializes in the asset accumulation business, providing retail and institutional customers with products designed to serve the growing retirement and long-term savings markets as well as providing other asset management services. At December 31, 1996, ARM had approximately $7.6 billion of assets under management.

BASIS OF PRESENTATION

The accompanying financial statements have been prepared in accordance with generally accepted accounting principles for investment companies.

                          The Legends Fund, Inc.

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

SECURITY VALUATION

Stocks that are traded on a national exchange are valued at the last sale price on the exchange on which they are primarily traded, or, if there is no sale, at the mean between the current bid and asked prices. Over-the-counter securities for which market quotations are readily available are valued at the mean of the current bid and asked prices.

Short-term debt securities with remaining maturities of 61 days or more for which reliable quotations are readily available are valued at current market quotations. Short-term investments with remaining maturities of 60 days or less are valued using the amortized cost method of valuation, which approximates market value. For the ARM Capital Advisors Money Market Portfolio ("Money Market Portfolio"), portfolio securities are valued using the amortized cost method of valuation. Bonds and other fixed-income securities (other than short-term securities described above) are valued using market quotations provided by a pricing service under procedures approved by the Fund's Board of Directors.

Futures contracts and options thereon and option contracts traded on a commodities exchange or board of trade are valued at the closing settlement price. Futures and option positions or any other securities or assets for which reliable market quotations are not readily available or for which valuation cannot be provided by a pricing service approved by the Board of Directors of the Fund are valued at fair value as determined in good faith by the Board of Directors.

SECURITY TRANSACTIONS

Securities transactions are accounted for as of trade date net of brokerage fees, commissions, and transfer fees. Interest income is accrued daily. Dividend income is recorded on the ex-dividend date. Premiums and discounts on securities purchased are amortized using the effective interest method. Realized gains and losses on sales of investments are determined on the basis of nearest average for all of the portfolios except Zweig Asset Allocation Portfolio, which uses the first-in first-out method.


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

                          The Legends Fund, Inc.

                   Notes to Financial Statements (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Securities purchased on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Securities purchased on a when-issued basis are included in the portfolio and are subject to market value fluctuations during the period. At December 31, 1996, the Pinnacle Fixed Income Portfolio had segregated specific assets to be utilized to settle its outstanding commitments related to securities purchased on a delayed-delivery basis.

FEDERAL INCOME TAX MATTERS

The Fund complied with the requirements of the Internal Revenue Code applicable to regulated investment companies and distributed its taxable net investment income and net realized gains. Therefore, no provision for federal or state income tax is required.

At December 31, 1996, the Pinnacle Fixed Income Portfolio and the Morgan Stanley Asian Growth Portfolio have accumulated net realized capital loss carryovers of $96,149 (expiring in 2003 and 2004) and $78,248 (expiring in 2004), respectively.

DIVIDEND DISTRIBUTIONS

Dividends from net investment income and distributions from net realized gains are declared and distributed annually, except that the Money Market Portfolio declares dividends from net investment income each business day and distributes them monthly. Dividends and distributions are recorded on the ex-dividend date. All dividends are reinvested in additional full and fractional shares of the related Portfolios.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, futures transactions, passive foreign investment companies, capital losses, and losses deferred due to wash sales.


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

                          The Legends Fund, Inc.

                   Notes to Financial Statements (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FUTURES CONTRACTS

Certain Portfolios may enter into futures contracts to protect against adverse movement in the price of securities in the Portfolio or to enhance investment performance. When entering into a futures contract, changes in the market price of the contracts are recognized as unrealized gains or losses by marking each contract to market at the end of each trading day through a variation margin account. When a futures contract is closed, the Portfolios record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The face amount of the futures contracts shown in the Schedule of Investments reflects each contract's value at December 31, 1996.

The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. The Portfolios bear the market risk which arises from any changes in contract values.

FOREIGN CURRENCY TRANSLATION

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based upon current exchange rates at year end. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the prevailing rate on the respective dates of the transactions. The effects of changes in foreign currency exchange rates on investments in securities are included in net realized and unrealized gain or loss on investments in the Statement of Operations.

The Morgan Stanley Asian Growth, the Morgan Stanley Worldwide High Income, and the Pinnacle Fixed Income Portfolios may engage in forward foreign currency exchange transactions in connection with the purchase and sale of portfolio securities, and to protect the value of specific portfolio positions. Forward foreign currency exchange contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Portfolios bear the risk of an unfavorable change in the foreign exchange rate underlying the forward contract. Additionally, losses may arise if the counterparties do not perform under the contracts' terms.


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                          The Legends Fund, Inc.

                   Notes to Financial Statements (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The Morgan Stanley Asian Growth and Morgan Stanley Worldwide High Income Portfolios have relatively large investments in countries with limited or developing capital markets that may involve greater risk than investments in more developed markets and as a result the prices of such investments may be volatile. The consequences of political, social, or economic changes in these markets may have disruptive effects on the market prices of the Portfolios' investments and the income they generate.

OTHER

On August 25, 1994, Integrity purchased for its own account approximately 450,000 shares of the Morgan Stanley Worldwide High Income Portfolio, at the net asset value on such date, for an aggregate purchase price of $4.5 million. As of December 31, 1996, all shares of the Portfolio held by Integrity for its own account were redeemed.

On April 2, 1996, Integrity purchased for its own account approximately 479,000 shares of the Pinnacle Fixed Income Portfolio, at the net asset value on such date, for an aggregate purchase price of $5.1 million. As of December 31, 1996, approximately 454,000 shares, having a fair value of approximately $4.9 million and constituting 49.6% of the outstanding shares of the Portfolio were held by Integrity for its own account.

2. INVESTMENT ADVISORY AGREEMENTS AND PAYMENTS TO RELATED PARTIES

ARM Capital Advisors has entered into a sub-advisory agreement with a registered investment adviser ("Sub-Adviser") for each of the Portfolios except the Money Market Portfolio. ARM Capital Advisors, not the Fund, pays the sub-advisory fee to each of the Sub-Advisers.

                          The Legends Fund, Inc.

2. INVESTMENT ADVISORY AGREEMENTS AND PAYMENTS TO RELATED PARTIES (CONTINUED)

Listed below are management and sub-advisory fees payable as a percentage of average net assets:

                                                        MANAGEMENT  SUB-ADVISORY
PORTFOLIO                                                  FEE            FEE
--------------------------------------------------------------------------------
Renaissance Balanced                                       0.65%         0.50%
Zweig Asset Allocation                                     0.90          0.75
Nicholas-Applegate Balanced                                0.65          0.50
Harris Bretall Sullivan & Smith Equity Growth              0.65          0.50
Dreman Value                                               0.65          0.50
Zweig Equity (Small Cap)                                   1.05          0.90
Pinnacle Fixed Income                                      0.70          0.50
ARM Capital Advisors Money Market                          0.50           N/A
Morgan Stanley Asian Growth                                1.00          0.85
Morgan Stanley Worldwide High Income                       0.85          0.70

Under the Management Agreement, ARM Capital Advisors provides certain management services to the Fund, and the Fund is responsible for certain of its direct operating expenses. ARM Capital Advisors has voluntarily agreed to reimburse each of the Portfolios for operating expenses (excluding management fees) above an annual rate of 0.5% of average net assets, with the exception of the two Morgan Stanley Portfolios, for which the annual voluntary expense limitation (excluding management fees) is 1.0% of average net assets. ARM Capital Advisors has reserved the right to withdraw or modify its policy of expense reimbursement for the Portfolios.

The Zweig Asset Allocation, Morgan Stanley Asian Growth and Zweig Equity (Small
Cap) Portfolios placed a portion of their transactions with brokerage firms which may be considered affiliates of the Fund under the Investment Company Act of 1940. The commissions paid to these firms were approximately $41,000 in the aggregate during the six months ended December 31, 1996.

Certain officers and directors of the Fund are also officers of ARM, ARM Securities, ARM Capital Advisors, Integrity and National Integrity. The Fund does not pay any amounts to compensate these individuals.


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

                          The Legends Fund, Inc.

                   Notes to Financial Statements (continued)

3. CAPITAL SHARES

At December 31, 1996, the Fund had authority to issue one billion (1,000,000,000) shares of common stock, $.001 par value each, in any class or classes as determined by the Board of Directors. At such date, the Board of Directors had authorized ten classes of shares, as follows: 55,000,000 shares each for the Renaissance Balanced, Zweig Asset Allocation, Nicholas-Applegate Balanced, Harris Bretall Sullivan & Smith Equity Growth, Dreman Value, Zweig Equity (Small Cap), Pinnacle Fixed Income, Morgan Stanley Asian Growth, and Morgan Stanley Worldwide High Income Portfolios and 100,000,000 shares for the Money Market Portfolio.

At December 31, 1996, Integrity, through its Separate Account II, and National Integrity, through its Separate Account II, were the record owners of all the outstanding shares of the Fund.









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

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THIS SEMI-ANNUAL REPORT IS NOT TO BE CONSTRUED AS AN OFFERING FOR SALE DIRECTLY
OR INDIRECTLY OF ANY INTEREST IN THE FUND. NO OFFERING IS MADE EXCEPT IN CONJUNCTION WITH A PROSPECTUS WHICH MUST PRECEDE OR ACCOMPANY THIS REPORT.


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